--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                   RWB/DFA U.S. High Book to Market Portfolio
               RWB/DFA Two-Year Corporate Fixed Income Portfolio
                     RWB/DFA Two-Year Government Portfolio
                      DFA Investment Dimensions Group Inc.
              RWB/DFA International High Book to Market Portfolio

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts...............................................................................................          1
    Statement of Assets and Liabilities..............................................................................          2
    Statements of Net Assets.........................................................................................        3-5
    Statements of Operations.........................................................................................          6
    Statements of Changes in Net Assets..............................................................................        7-8
    Financial Highlights.............................................................................................       9-10
    Notes to Financial Statements....................................................................................      11-12
    Report of Independent Accountants................................................................................         13

DFA INVESTMENT DIMENSIONS GROUP INC.
    Performance Chart................................................................................................         14
    Statement of Assets and Liabilities..............................................................................         15
    Statement of Operations..........................................................................................         16
    Statements of Changes in Net Assets..............................................................................         17
    Financial Highlights.............................................................................................         18
    Notes to Financial Statements....................................................................................      19-20
    Report of Independent Accountants................................................................................         21

THE DFA INVESTMENT TRUST COMPANY
    Performance Charts...............................................................................................         23
    Schedule of Investments..........................................................................................      24-33
    Statements of Assets and Liabilities.............................................................................         34
    Statements of Operations.........................................................................................         35
    Statements of Changes in Net Assets..............................................................................         36
    Financial Highlights.............................................................................................      37-38
    Notes to Financial Statements....................................................................................      39-41
    Report of Independent Accountants................................................................................         42

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
RWB/DFA U.S. High Book-to-Market Portfolio vs.
Russell 1000 Value Index
July 1996-November 1998
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    RWB/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO     RUSSELL 1000 VALUE INDEX

                                                           $10,000                     $10,000
Jul-96                                                      $9,554                      $9,622
Aug-96                                                      $9,927                      $9,897
Sep-96                                                     $10,116                     $10,291
Oct-96                                                     $10,439                     $10,689
Nov-96                                                     $11,198                     $11,464
Dec-96                                                     $11,084                     $11,318
Jan-97                                                     $11,474                     $11,867
Feb-97                                                     $11,706                     $12,041
Mar-97                                                     $11,168                     $11,607
Apr-97                                                     $11,528                     $12,095
May-97                                                     $12,428                     $12,771
Jun-97                                                     $12,801                     $13,319
Jul-97                                                     $14,088                     $14,321
Aug-97                                                     $13,875                     $13,811
Sep-97                                                     $14,605                     $14,645
Oct-97                                                     $13,858                     $14,236
Nov-97                                                     $13,997                     $14,866
Dec-97                                                     $14,191                     $15,300
Jan-98                                                     $14,380                     $15,084
Feb-98                                                     $15,633                     $16,099
Mar-98                                                     $16,510                     $17,084
Apr-98                                                     $16,599                     $17,199
May-98                                                     $16,454                     $16,944
Jun-98                                                     $16,418                     $17,161
Jul-98                                                     $15,839                     $16,859
Aug-98                                                     $12,954                     $14,350
Sep-98                                                     $13,613                     $15,174
Oct-98                                                     $14,719                     $16,350
Nov-98                                                     $15,648                     $17,112

 GROWTH OF $10,000     FAMA-FRENCH LARGE CAP VALUE INDEX
                                                   $10,000
Jul-96                                              $9,481
Aug-96                                              $9,829
Sep-96                                             $10,075
Oct-96                                             $10,353
Nov-96                                             $11,108
Dec-96                                             $11,052
Jan-97                                             $11,420
Feb-97                                             $11,688
Mar-97                                             $11,148
Apr-97                                             $11,553
May-97                                             $12,456
Jun-97                                             $12,856
Jul-97                                             $14,069
Aug-97                                             $13,880
Sep-97                                             $14,606
Oct-97                                             $14,168
Nov-97                                             $14,530
Dec-97                                             $14,853
Jan-98                                             $14,978
Feb-98                                             $16,234
Mar-98                                             $17,205
Apr-98                                             $17,429
May-98                                             $17,472
Jun-98                                             $17,483
Jul-98                                             $16,880
Aug-98                                             $14,091
Sep-98                                             $14,954
Oct-98                                             $16,298
Nov-98                                             $17,121

Annualized           One       From
Total Return (%)    Year     July 1996
--------------------------------------
                    11.80      20.36

- The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. Large Cap Value Series of the DFA Investment Trust Company which in turn invests in U.S. large companies on a market cap-weighted basis. The series invests in companies that have average weighted markets capitalizations of approximately $18.7 billion and book-to-market ratios in the upper 30% of publicly traded U.S. companies.

- The portfolio's returns in fiscal 1998 reflected the performance of large U.S. companies with high book-to-market ratios.

- The Russell 1000 Value Index is a more widely recognized and more broadly based securities index than the Fama-French Large Cap Value Index, and is replacing the latter for comparison purposes.

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RWB/DFA Two-Year Corporate Fixed Income Portfolio vs.
Merrill Lynch 1-3 Year Government
July 1996-November 1998
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    RWB/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO    EAFE INDEX (NET DIVIDENDS)

                                                                    $10,000                      $10,000
Jul-93                                                              $10,383                      $10,350
Aug-93                                                              $10,983                      $10,909
Sep-93                                                              $10,777                      $10,663
Oct-93                                                              $11,046                      $10,992
Nov-93                                                              $10,291                      $10,031
Dec-93                                                              $11,111                      $10,755
Jan-94                                                              $12,045                      $11,664
Feb-94                                                              $11,921                      $11,632
Mar-94                                                              $11,599                      $11,130
Apr-94                                                              $11,983                      $11,602
May-94                                                              $12,056                      $11,536
Jun-94                                                              $12,191                      $11,699
Jul-94                                                              $12,430                      $11,812
Aug-94                                                              $12,617                      $12,092
Sep-94                                                              $12,170                      $11,711
Oct-94                                                              $12,679                      $12,101
Nov-94                                                              $12,011                      $11,519
Dec-94                                                              $12,085                      $11,592
Jan-95                                                              $11,602                      $11,147
Feb-95                                                              $11,570                      $11,115
Mar-95                                                              $12,253                      $11,808
Apr-95                                                              $12,632                      $12,252
May-95                                                              $12,558                      $12,106
Jun-95                                                              $12,433                      $11,893
Jul-95                                                              $13,126                      $12,634
Aug-95                                                              $12,675                      $12,153
Sep-95                                                              $12,748                      $12,390
Oct-95                                                              $12,506                      $12,056
Nov-95                                                              $12,845                      $12,391
Dec-95                                                              $13,471                      $12,891
Jan-96                                                              $13,599                      $12,944
Feb-96                                                              $13,684                      $12,988
Mar-96                                                              $13,877                      $13,264
Apr-96                                                              $14,413                      $13,650
May-96                                                              $14,273                      $13,399
Jun-96                                                              $14,326                      $13,474
Jul-96                                                              $13,941                      $13,081
Aug-96                                                              $13,994                      $13,110
Sep-96                                                              $14,240                      $13,458
Oct-96                                                              $14,100                      $13,321
Nov-96                                                              $14,721                      $13,851
Dec-96                                                              $14,534                      $13,672
Jan-97                                                              $14,038                      $13,194
Feb-97                                                              $14,170                      $13,410
Mar-97                                                              $14,214                      $13,459
Apr-97                                                              $14,137                      $13,530
May-97                                                              $15,216                      $14,411
Jun-97                                                              $15,866                      $15,205
Jul-97                                                              $16,086                      $15,451
Aug-97                                                              $15,029                      $14,297
Sep-97                                                              $15,579                      $15,097
Oct-97                                                              $14,765                      $13,938
Nov-97                                                              $14,137                      $13,796
Dec-97                                                              $14,075                      $13,916
Jan-98                                                              $14,922                      $14,552
Feb-98                                                              $15,895                      $15,486
Mar-98                                                              $16,606                      $15,963
Apr-98                                                              $16,652                      $16,089
May-98                                                              $16,800                      $16,010
Jun-98                                                              $16,641                      $16,132
Jul-98                                                              $16,824                      $16,295
Aug-98                                                              $14,625                      $14,276
Sep-98                                                              $13,835                      $13,839
Oct-98                                                              $15,209                      $15,281
Nov-98                                                              $15,874                      $16,064

 GROWTH OF $10,000    EAFE INDEX (GROSS DIVIDENDS)
                                            $10,000
Jul-93                                      $10,350
Aug-93                                      $10,909
Sep-93                                      $10,669
Oct-93                                      $11,000
Nov-93                                      $10,043
Dec-93                                      $10,766
Jan-94                                      $11,681
Feb-94                                      $11,646
Mar-94                                      $11,145
Apr-94                                      $11,624
May-94                                      $11,555
Jun-94                                      $11,716
Jul-94                                      $11,833
Aug-94                                      $12,117
Sep-94                                      $11,742
Oct-94                                      $12,141
Nov-94                                      $11,558
Dec-94                                      $11,628
Jan-95                                      $11,186
Feb-95                                      $11,152
Mar-95                                      $11,855
Apr-95                                      $12,305
May-95                                      $12,158
Jun-95                                      $11,951
Jul-95                                      $12,704
Aug-95                                      $12,221
Sep-95                                      $12,466
Oct-95                                      $12,129
Nov-95                                      $12,469
Dec-95                                      $12,980
Jan-96                                      $13,032
Feb-96                                      $13,084
Mar-96                                      $13,359
Apr-96                                      $13,746
May-96                                      $13,499
Jun-96                                      $13,580
Jul-96                                      $13,186
Aug-96                                      $13,212
Sep-96                                      $13,569
Oct-96                                      $13,433
Nov-96                                      $13,970
Dec-96                                      $13,789
Jan-97                                      $13,306
Feb-97                                      $13,532
Mar-97                                      $13,587
Apr-97                                      $13,668
May-97                                      $14,557
Jun-97                                      $15,357
Jul-97                                      $15,603
Aug-97                                      $14,448
Sep-97                                      $15,257
Oct-97                                      $14,083
Nov-97                                      $13,942
Dec-97                                      $14,067
Jan-98                                      $14,714
Feb-98                                      $15,656
Mar-98                                      $16,141
Apr-98                                      $16,270
May-98                                      $16,189
Jun-98                                      $16,319
Jul-98                                      $16,482
Aug-98                                      $14,438
Sep-98                                      $14,005
Oct-98                                      $15,475
Nov-98                                      $16,265

Annualized           One       From
Total Return (%)    Year     July 1996
--------------------------------------
                    5.63       6.02

- The portfolio seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government and high-quality corporate securities with a maximum maturity of two years.

- The portfolio's returns in fiscal 1998 reflected the performance of its strategy.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RWB/DFA Two-Year Government Portfolio vs.
Merrill Lynch 1-3 Year Government
July 1996-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO      MERRILL LYNCH 1-3 YEAR GOVERNMENT

                                                                   $10,000                                $10,000
Jul-96                                                             $10,040                                $10,039
Aug-96                                                             $10,090                                $10,073
Sep-96                                                             $10,157                                $10,165
Oct-96                                                             $10,257                                $10,280
Nov-96                                                             $10,318                                $10,359
Dec-96                                                             $10,342                                $10,359
Jan-97                                                             $10,393                                $10,407
Feb-97                                                             $10,424                                $10,431
Mar-97                                                             $10,428                                $10,427
Apr-97                                                             $10,501                                $10,513
May-97                                                             $10,573                                $10,584
Jun-97                                                             $10,640                                $10,657
Jul-97                                                             $10,713                                $10,775
Aug-97                                                             $10,744                                $10,784
Sep-97                                                             $10,808                                $10,866
Oct-97                                                             $10,871                                $10,947
Nov-97                                                             $10,903                                $10,973
Dec-97                                                             $10,954                                $11,047
Jan-98                                                             $11,020                                $11,155
Feb-98                                                             $11,064                                $11,165
Mar-98                                                             $11,121                                $11,210
Apr-98                                                             $11,166                                $11,263
May-98                                                             $11,221                                $11,323
Jun-98                                                             $11,271                                $11,382
Jul-98                                                             $11,326                                $11,435
Aug-98                                                             $11,371                                $11,579
Sep-98                                                             $11,426                                $11,733
Oct-98                                                             $11,472                                $11,791
Nov-98                                                             $11,517                                $11,780

Annualized           One        From
Total Return (%)    Year      July 1996
----------------------------------------
                    5.56        6.00

- The portfolio seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies and identifies the optimal maturity range for the highest expected returns. Maturities are shifted if sufficient premiums can be documented. Investments are made in U.S. government securities with a maximum maturity of two years.

- The portfolio's returns in fiscal 1998 reflected the performance of its strategy.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (7,732,084 Shares, Cost $120,953++) at Value..........................................  $    145,286
Receivables for:
  Fund Shares Sold......................................................................            60
  Investment Securities Sold............................................................            32
  Prepaid Expenses and Other Assets.....................................................            24
                                                                                          ------------
    Total Assets........................................................................       145,402
                                                                                          ------------

LIABILITIES:
Payable for Fund Shares Redeemed........................................................            92
Accrued Expenses and Other Liabilities..................................................            32
                                                                                          ------------
    Total Liabilities...................................................................           124
                                                                                          ------------

NET ASSETS..............................................................................  $    145,278
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    10,386,980
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      13.99
                                                                                          ------------
                                                                                          ------------

--------------
  ++  The cost for federal income tax purposes is $122,571.

                See accompanying Notes to Financial Statements.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (86.1%)
BP America C.P.
    5.100%, 12/11/98...................................  $      4,500  $  4,493,837
Barton Capital Corp. C.P.
    5.220%, 12/11/98...................................           500       499,315
    5.420%, 01/13/99...................................           500       496,877
    5.370%, 01/14/99...................................         1,500     1,490,412
    5.400%, 02/09/99...................................         2,000     1,980,205
Bayer Corp. C.P.
    5.070%, 01/20/99...................................         4,250     4,219,128
Beta Finance, Inc. C.P.
    5.350%, 01/12/99...................................         3,500     3,478,644
CC (USA), Inc. C.P.
    5.350%, 02/16/99...................................         4,500     4,451,009
Caisse Centrale des Jardins du Quebec C.P.
    5.250%, 01/26/99...................................         4,500     4,463,740
Canadian Wheat Board C.P.
    4.900%, 12/16/98...................................         3,450     3,442,913
    5.050%, 01/27/99...................................         1,000       991,798
Ciesco L.P.C.P.
    5.270%, 01/28/99...................................         3,000     2,974,963
Coca Cola Co. C.P.
    5.030%, 01/15/99...................................         4,500     4,470,581
Commerzbank C.P.
    5.280%, 01/12/99...................................         4,500     4,472,542
Corporate Asset Funding Corp. C.P.
    5.380%, 01/27/99...................................         4,500     4,463,092
Dresdner U.S. Finance C.P.
    5.120%, 01/25/99...................................         4,500     4,464,388
Electricite de France C.P.
    4.950%, 02/22/99...................................         4,500     4,447,191
Enterprise Funding Corp. C.P.
    5.050%, 12/10/98...................................         3,047     3,043,222
    5.350%, 01/22/99...................................         1,500     1,488,712
Equipment Intermediation Partnership C.P.
    5.350%, 12/07/98...................................         4,500     4,495,070
Gannett Co. C.P.
    5.030%, 01/15/99...................................         4,500     4,470,413
Govco, Inc. C.P.
    5.380%, 01/15/99...................................         4,500     4,470,300
KFW International Financial Corp. C.P.
    5.100%, 12/03/98...................................         4,500     4,498,768
Koch Industries, Inc. C.P.
    5.250%, 12/01/98...................................         1,500     1,500,000
Louis Dreyfus Corp. C.P.
    4.930%, 12/14/98...................................         4,500     4,491,972
National Rural Utilities C.P.
    5.050%, 02/18/99...................................         2,000     1,977,441
Nestle Capital C.P.
    5.100%, 12/01/98...................................         4,500     4,500,000

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Oesterreich Kontrollbank C.P.
    5.250%, 12/14/98...................................  $      2,500  $  2,495,549
    5.15%, 12/14/98....................................         1,500     1,497,330
    5.000%, 02/22/99...................................           500       494,132
Paccar Financial Corp. C.P.
    5.050%, 01/21/99...................................         4,500     4,466,977
Procter & Gamble Co. C.P.
    4.850%, 12/03/98...................................         1,345     1,344,632
Sheffield Receivables Corp. C.P.
    5.340%, 01/27/99...................................           500       495,899
    6.50%, 01/27/99....................................         4,000     3,967,193
Shell Financial U.K. C.P.
    5.160%, 02/17/99...................................         4,500     4,450,372
Sigma Finance Corp. C.P.
    5.400%, 01/04/99...................................         3,500     3,482,712
    5.440%, 01/07/99...................................         1,000       994,625
St. Michael Finance, Ltd. C.P.
    5.280%, 01/14/99...................................         3,500     3,477,499
    5.100%, 01/15/99...................................         1,000       993,425
Statoil Corp. C.P.
    5.250%, 01/22/99...................................         3,750     3,721,941
Sweden Kingdom C.P.
    4.950%, 12/09/98...................................         1,000       998,904
Swedish Export Credit Corp. C.P.
    5.230%, 01/08/99...................................         4,500     4,475,157
Teco Finance, Inc. C.P.
    5.220%, 01/04/99...................................         4,500     4,477,560
USAA Capital Corp. C.P.
    5.120%, 12/17/98...................................         4,000     3,991,218
    5.100%, 01/14/99...................................           500       496,804
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $136,554,410)..................................                 136,558,462
                                                                       ------------
VARIABLE RATE
  OBLIGATIONS -- (8.5%)
Chase Manhattan Corp.
    ***5.500%, 02/24/99................................         4,500     4,500,000
General Electric Capital Corp.
    ***5.16%, 02/24/99.................................         4,500     4,500,000
Key Bank N.A.
    ***5.469%, 01/04/99................................         4,500     4,498,662
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $13,495,409)...................................                  13,498,662
                                                                       ------------
BONDS -- (4.5%)
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................         3,700     3,700,000
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................         3,500     3,500,000
                                                                       ------------
TOTAL BONDS
  (Cost $7,200,000)....................................                   7,200,000
                                                                       ------------

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $1,051,488) to be
   repurchased at $1,032,142
   (Cost $1,032,000)...................................  $      1,032  $  1,032,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.8%) (Cost $158,281,819)++.....                 158,289,124
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
 Interest Receivable...................................                     208,685
 Receivable for Fund Shares Sold.......................                     135,324
 Payable for Fund Shares Redeemed......................                     (34,897)
 Other Liabilities in Excess of Other Liabilities......                     (12,342)
                                                                       ------------
                                                                            296,770
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 15,556,195
  Outstanding $0.01 Par Value Shares (100,000,000
  Shares Authorized)...................................                $158,585,894
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.19
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of November 30, 1998, and maturities shown are the next interest readjustment date.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1998

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (97.6%)
Federal Farm Credit Bank
   4.720%, 12/02/98....................................  $     27,500  $ 27,496,150
   5.020%, 12/09/98....................................         6,000     5,993,640
   4.770%, 12/10/98....................................        10,500    10,487,295
   5.000%, 01/05/99....................................        20,000    19,902,972
   5.000%, 01/20/99....................................        49,000    48,660,401
Federal Home Loan Bank
   4.790%, 12/16/98....................................        12,000    11,976,450
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
 (Cost $124,515,730)...................................                 124,516,908
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
   12/01/98 (Collateralized by U.S. Treasury Notes
   6.25%, 08/31/02, valued at $3,063,725) to be
   repurchased at $3,012,414 (Cost $3,012,000).........         3,012     3,012,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $127,527,730)++................................                 127,528,908
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.0%)
 Other Assets..........................................                      58,436
 Other Liabilities.....................................                    (101,032)
                                                                       ------------
                                                                            (42,596)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 12,514,468
  Outstanding $0.01 Par Value Shares (100,000,000
  Shares Authorized)...................................                $127,486,312
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.19
                                                                       ------------
                                                                       ------------
--------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                                RWB/DFA        RWB/DFA
                                                                  U.S.         TWO-YEAR
                                                                  HIGH         CORPORATE          RWB/DFA
                                                                BOOK TO         FIXED             TWO-YEAR
                                                                 MARKET         INCOME           GOVERNMENT
                                                                PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                                --------       --------       ----------------
INVESTMENT INCOME
  Interest..................................................         --         $8,976            $ 7,026
  Income Distributions Received from The DFA Investment
    Trust Company...........................................     $2,422             --                 --
                                                                --------       --------           -------
      Total Investment Income...............................      2,422          8,976              7,026
                                                                --------       --------           -------

EXPENSES
  Investment Advisory Services..............................         --            235                192
  Administrative Services...................................         14             --                 --
  Accounting & Transfer Agent Fees..........................         16             76                 69
  Client Service Fee........................................        127             59                 48
  Custodian's Fees..........................................         --             15                 12
  Legal Fees................................................          7             14                  7
  Audit Fees................................................          1             18                 16
  Filing Fees...............................................         47             29                 25
  Shareholders' Reports.....................................         18             23                 30
  Directors' Fees and Expenses..............................          3              3                  2
  Organization Costs........................................          6              6                  6
  Other.....................................................          3              6                  3
                                                                --------       --------           -------
      Total Expenses........................................        242            484                410
                                                                --------       --------           -------
  NET INVESTMENT INCOME.....................................      2,180          8,492              6,616
                                                                --------       --------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gains Distributions Received from The DFA
    Investment Trust Company................................      7,112             --                 --
  Net Realized Gain (Loss) on Investment Securities.........     (1,408)           289                442
  Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................      6,448           (147)              (173)
                                                                --------       --------           -------
  NET GAIN ON INVESTMENT SECURITIES.........................     12,152            142                269
                                                                --------       --------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $14,332        $8,634            $ 6,885
                                                                --------       --------           -------
                                                                --------       --------           -------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR       YEAR
                                                                        ENDED      ENDED
                                                                      NOV. 30,   NOV. 30,
                                                                        1998       1997
                                                                      ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............................................  $   2,180  $   1,506
  Capital Gain Distributions Received from The DFA Investment Trust
    Company.........................................................      7,112      2,333
  Net Realized Loss on Investment Securities........................     (1,408)       (84)
  Change in Unrealized Appreciation of:
    Investment Securities...........................................      6,448     14,338
                                                                      ---------  ---------

      Net Increase in Net Assets Resulting from Operations..........     14,332     18,093
                                                                      ---------  ---------

Distributions From:
  Net Investment Income.............................................     (2,119)    (1,243)
  Net Realized Gains................................................     (3,940)      (391)
                                                                      ---------  ---------
      Total Distributions...........................................     (6,059)    (1,634)
                                                                      ---------  ---------
Capital Share Transactions (1):
  Shares Issued.....................................................     53,048     92,481
  Shares Issued in Lieu of Cash Distributions.......................      5,586      1,421
  Shares Redeemed...................................................    (50,113)   (22,585)
                                                                      ---------  ---------

      Net Increase From Capital Share Transactions..................      8,521     71,317
                                                                      ---------  ---------

      Total Increase................................................     16,794     87,776

NET ASSETS
  Beginning of Period...............................................    128,484     40,708
                                                                      ---------  ---------
  End of Period.....................................................  $ 145,278  $ 128,484
                                                                      ---------  ---------
                                                                      ---------  ---------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................................................      3,826      7,748
   Shares Issued in Lieu of Cash Distributions......................        437        122
   Shares Redeemed..................................................     (3,670)    (1,857)
                                                                      ---------  ---------
                                                                            593      6,013
                                                                      ---------  ---------
                                                                      ---------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                       RWB/DFA TWO-YEAR      RWB/DFA TWO-YEAR
                                       CORPORATE FIXED          GOVERNMENT
                                       INCOME PORTFOLIO         PORTFOLIO
                                     --------------------  --------------------
                                       YEAR       YEAR       YEAR       YEAR
                                       ENDED      ENDED      ENDED      ENDED
                                     NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income............  $   8,492  $   8,171  $   6,616  $   6,464
  Capital Gain Distributions
    Received from The DFA
    Investment Trust Company.......         --        651         --         --
  Net Realized Gain (Loss) on
    Investment Securities..........        289        (57)       442        134
  Change in Unrealized
    Depreciation of
    Investment Securities..........       (147)      (945)      (173)      (183)
                                     ---------  ---------  ---------  ---------

      Net Increase in Net Assets
        Resulting from
        Operations.................      8,634      7,820      6,885      6,415
                                     ---------  ---------  ---------  ---------

Distributions From:
  Net Investment Income............     (9,123)    (7,543)    (6,917)    (5,995)
  Net Realized Gains...............        (30)      (164)      (140)      (506)
                                     ---------  ---------  ---------  ---------
      Total Distributions..........     (9,153)    (7,707)    (7,057)    (6,501)
                                     ---------  ---------  ---------  ---------

Capital Share Transactions (1):
  Shares Issued....................     51,880     59,648     39,162     57,459
  Shares Issued in Lieu of Cash
    Distributions..................        444        312        187         73
  Shares Redeemed..................    (46,991)   (29,108)   (42,757)   (31,024)
                                     ---------  ---------  ---------  ---------

      Net Increase (Decrease) From
        Capital Share
        Transactions...............      5,333     30,852     (3,408)    26,508
                                     ---------  ---------  ---------  ---------

      Total Increase (Decrease)....      4,814     30,965     (3,580)    26,422

NET ASSETS
  Beginning of Period..............    153,772    122,807    131,066    104,644
                                     ---------  ---------  ---------  ---------
  End of Period....................  $ 158,586  $ 153,772  $ 127,486  $ 131,066
                                     ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................      5,115      5,875      3,864      5,691
   Shares Issued in Lieu of Cash
     Distributions.................         44         31         19          7
   Shares Redeemed.................     (4,634)    (2,866)    (4,218)    (3,075)
                                     ---------  ---------  ---------  ---------
                                           525      3,040       (336)     2,623
                                     ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        RWB/DFA                                     RWB/DFA
                                                     U.S. HIGH BOOK                           TWO-YEAR CORPORATE
                                                  TO MARKET PORTFOLIO                       FIXED INCOME PORTFOLIO
                                          ------------------------------------      ---------------------------------------
                                            YEAR          YEAR         JUNE 7         YEAR          YEAR            JUNE 7
                                           ENDED         ENDED           TO          ENDED         ENDED              TO
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,         NOV. 30,
                                            1998          1997          1996          1998          1997             1996
                                          --------      --------      --------      --------      --------         --------
Net Asset Value, Beginning of Period....  $  13.12      $  10.77      $  10.00      $  10.23      $  10.24         $  10.00
                                          --------      --------      --------      --------      --------         --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.21          0.20          0.08          0.55          0.57             0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      1.27          2.45          0.72            --         (0.01)            0.11
                                          --------      --------      --------      --------      --------         --------
    Total from Investment Operations....      1.48          2.65          0.80          0.55          0.56             0.37
                                          --------      --------      --------      --------      --------         --------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.21)        (0.20)        (0.03)        (0.59)        (0.56)           (0.13)
  Net Realized Gains....................     (0.40)        (0.10)           --            --         (0.01)              --
                                          --------      --------      --------      --------      --------         --------
    Total Distributions.................     (0.61)        (0.30)        (0.03)        (0.59)        (0.57)           (0.13)
                                          --------      --------      --------      --------      --------         --------
Net Asset Value, End of Period..........  $  13.99      $  13.12      $  10.77      $  10.19      $  10.23         $  10.24
                                          --------      --------      --------      --------      --------         --------
                                          --------      --------      --------      --------      --------         --------
Total Return............................     11.78%        25.01%         8.06%#        5.64%         5.79%            3.69%#
Net Assets, End of Period (thousands)...  $145,278      $128,484      $ 40,708      $158,586      $153,772         $122,807
Ratio of Expenses to Average Net
  Assets................................      0.33%(1)      0.36%(1)      0.71%*(1)     0.31%         0.34%(a)(1)      0.31%*(a)(1)
Ratio of Net Investment Income to
  Average Net Assets....................      1.54%         1.76%         2.70%*        5.43%         5.83%(a)         5.72%*(a)
Portfolio Turnover Rate.................       N/A           N/A           N/A         15.98%          N/A              N/A
Portfolio Turnover Rate of Master Fund
  Series................................     24.70%        17.71%        20.12%(2)       N/A        147.78%           81.97*(2)

----------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Items calculated for the period ended November 30, 1996.
 (a)  Had certain waivers and assumption of expenses not been in effect, the ratios of expenses to average net assets for the periods ended 1997 and
      1996 would have been 0.35% and 0.34%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30,
      1997 and 1996 would have been 5.82% and 5.69%, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   RWB/DFA
                                                                                   TWO-YEAR
                                                                             GOVERNMENT PORTFOLIO
                                                                  ------------------------------------------
                                                                    YEAR           YEAR             JUNE 7
                                                                    ENDED          ENDED              TO
                                                                  NOV. 30,       NOV. 30,          NOV. 30,
                                                                    1998           1997              1996
                                                                  ---------      ---------         ---------
Net Asset Value, Beginning of Period........................      $   10.20      $   10.23         $   10.00
                                                                  ---------      ---------         ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................           0.53           0.54              0.26
  Net Gains on Securities (Realized and Unrealized).........           0.02           0.01              0.10
                                                                  ---------      ---------         ---------
    Total from Investment Operations........................           0.55           0.55              0.36
                                                                  ---------      ---------         ---------
LESS DISTRIBUTIONS
  Net Investment Income.....................................          (0.55)         (0.53)            (0.13)
  Net Realized Gains........................................          (0.01)         (0.05)               --
                                                                  ---------      ---------         ---------
    Total Distributions.....................................          (0.56)         (0.58)            (0.13)
                                                                  ---------      ---------         ---------
Net Asset Value, End of Period..............................      $   10.19      $   10.20         $   10.23
                                                                  ---------      ---------         ---------
                                                                  ---------      ---------         ---------
Total Return................................................           5.54%          5.58%             3.60%#
Net Assets, End of Period (thousands).......................      $ 127,486      $ 131,066         $ 104,644
Ratio of Expenses to Average Net Assets.....................           0.32%          0.37%(1)(a)       0.38%*(1)(a)
Ratio of Net Investment Income to Average Net Assets........           5.17%          5.53%(1)(a)       5.81%*(1)(a)
Portfolio Turnover Rate.....................................          69.51%           N/A               N/A
Portfolio Turnover Rate of Master Fund Series...............            N/A         153.67%           200.59%*

----------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (a)  Had certain waivers and assumption of expenses not been in effect, the ratios of expenses to average net assets for the periods ended 1997 and
      1996 would have been 0.38% and 0.41%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30,
      1997 and 1996 would have been 5.52% and 5.78%, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which three are presented in this report.

    The RWB/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 8% of the outstanding shares of the Series. The financial statements of the Series is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    As of the close of business on November 30, 1997, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio redeemed their entire interest in The DFA Two-Year Corporate Fixed Income Series and The DFA Two-Year Government Series, respectively, and received their share of the assets and liabilities of their Series. Immediately following this transaction, those Series were terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the RWB/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the RWB/DFA Two-Year Corporate Portfolio and the RWB/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1998, the Portfolios' administrative fees were computed daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio:

RWB/DFA U.S. High Book to Market Portfolio................................      0.01%
RWB/DFA Two-Year Corporate Fixed Income Portfolio.........................      0.15%
RWB/DFA Two-Year Government Portfolio.....................................      0.15%

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolios pay to RWBAS fees at the following effective annual rates of their average daily net assets:

RWB/DFA U.S. High Book to Market Portfolio................................      0.09%
RWB/DFA Two-Year Corporate Fixed Income Portfolio.........................      0.04%
RWB/DFA Two-Year Government Portfolio.....................................      0.04%

    Certain officers of the Portfolios' are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the following portfolios made the following purchases and sales of Investment Securities:

                                                                                            OTHER
                                                               U.S. GOVERNMENT            INVESTMENT
                                                                  SECURITIES              SECURITIES
                                                            ----------------------  ----------------------
                                                             PURCHASES     SALES     PURCHASES     SALES
                                                            -----------  ---------  -----------  ---------
                                                               (000)       (000)       (000)       (000)
The RWB/DFA Two-Year Corporate
  Fixed Income Portfolio..................................          --          --   $  17,995   $  63,549
The RWB/DFA Two-Year
  Government Portfolio....................................   $  35,064   $ 137,997          --          --

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for each Portfolio were as follows:

                                                                   GROSS
                                                                UNREALIZED     GROSS UNREALIZED
                                                               APPRECIATION      DEPRECIATION        NET
                                                              ---------------  -----------------  ---------
                                                                   (000)             (000)          (000)
The RWB/DFA U.S. High Book to Market Portfolio..............     $  24,333                --      $  24,333
The RWB/DFA Two-Year Corporate Fixed Income Portfolio.......            17         $     (10)             7
The RWB/DFA Two-Year Government Portfolio...................             1                --              1

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolios during the year ended November 30, 1998.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1998, net assets consisted of (amounts in thousands):

                                                                   RWB/DFA U.S.          RWB/DFA               RWB/DFA
                                                                   HIGH BOOK TO         TWO-YEAR              TWO-YEAR
                                                                 MARKET PORTFOLIO  CORPORATE PORTFOLIO  GOVERNMENT PORTFOLIO
                                                                 ----------------  -------------------  ---------------------
Paid-In Capital................................................    $    116,825       $     156,314          $   125,500
Undistributed Net Investment Income............................             500               1,574                1,551
Undistributed Net Realized Gain................................           3,620                 691                  434
Unrealized Appreciation of Investment Securities...............          24,333                   7                    1
                                                                 ----------------        ----------           ----------
                                                                   $    145,278       $     158,586          $   127,486
                                                                 ----------------        ----------           ----------
                                                                 ----------------        ----------           ----------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of Dimensional Investment Group Inc., RWB/ DFA U.S. High Book to Market Portfolio, statements of net assets of Dimensional Investment Group Inc., RWB/DFA Two-Year Corporate Fixed Income Portfolio RWB/DFA Two-Year Government Portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Investment Group Inc., RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
RWB/DFA International High Book-to-Market Portfolio vs.
EAFE Index (net dividends)
July 1993-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO       MERRILL LYNCH 1-3 YEAR GOVERNMENT

                                                        $10,000                                $10,000
Jul-96                                                  $10,050                                $10,039
Aug-96                                                  $10,080                                $10,073
Sep-96                                                  $10,158                                $10,165
Oct-96                                                  $10,258                                $10,280
Nov-96                                                  $10,329                                $10,359
Dec-96                                                  $10,329                                $10,359
Jan-97                                                  $10,381                                $10,407
Feb-97                                                  $10,412                                $10,431
Mar-97                                                  $10,396                                $10,427
Apr-97                                                  $10,479                                $10,513
May-97                                                  $10,542                                $10,584
Jun-97                                                  $10,616                                $10,657
Jul-97                                                  $10,721                                $10,775
Aug-97                                                  $10,743                                $10,784
Sep-97                                                  $10,810                                $10,866
Oct-97                                                  $10,874                                $10,947
Nov-97                                                  $10,906                                $10,973
Dec-97                                                  $10,965                                $11,047
Jan-98                                                  $11,030                                $11,155
Feb-98                                                  $11,074                                $11,165
Mar-98                                                  $11,124                                $11,210
Apr-98                                                  $11,169                                $11,263
May-98                                                  $11,224                                $11,323
Jun-98                                                  $11,271                                $11,382
Jul-98                                                  $11,326                                $11,435
Aug-98                                                  $11,370                                $11,579
Sep-98                                                  $11,421                                $11,733
Oct-98                                                  $11,467                                $11,791
Nov-98                                                  $11,512                                $11,780

Annualized
Total Return        One       Five       From
(%)                Year       Years    July 1993
------------------------------------------------
                   12.28      9.06       8.90

- The portfolio invests in the DFA International Value Series of the DFA Investment Trust Company which in turn invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30% of large publicly traded non-U.S. companies. Country weightings reflect the EAFE Index market capitalization weight, with Japan limited to 38%.

- The portfolio's returns in fiscal 1998 reflected the performance of large, non-U.S. companies with high book-to-market ratios.

- The EAFE Index (net dividends) is a more appropriate measure of the dividend that foreign investors can attain due to foreign withholding taxes than the EAFE Index (gross dividends), and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments in The DFA International Value Series of The DFA Investment Trust Company
  (24,002,587 Shares, Cost $241,687++) at Value.........................................  $    286,831
Receivable for Fund Shares Sold.........................................................           118
Prepaid Expenses and Other Assets.......................................................             7
                                                                                          ------------
    Total Assets........................................................................       286,956
                                                                                          ------------

LIABILITIES:
Payable for Investment Securities Purchased.............................................            18
Payable for Fund Shares Redeemed........................................................           100
Accrued Expenses and Other Liabilities..................................................            48
                                                                                          ------------
    Total Liabilities...................................................................           166
                                                                                          ------------

NET ASSETS..............................................................................  $    286,790
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING $.01 PAR VALUE.......................................................    20,691,814
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      13.86
                                                                                          ------------
                                                                                          ------------
NET ASSETS CONSIST OF:
    Paid-In Capital.....................................................................  $    239,193
    Undistributed Net Investment Income.................................................         4,813
    Accumulated Net Realized Loss.......................................................        (2,360)
    Unrealized Appreciation of Investment Securities....................................        45,144
                                                                                          ------------

    Total Net Assets....................................................................  $    286,790
                                                                                          ------------
                                                                                          ------------

--------------
  ++  The adjusted cost for federal income tax purposes is $244,963.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received From The DFA
    Investment Trust Company......................      $ 6,657
                                                      -----------

EXPENSES
  Administrative Services.........................           29
  Accounting & Transfer Agent Fees................           20
  Client Service Fee..............................          382
  Legal Fees......................................            4
  Audit Fees......................................            1
  Filing Fees.....................................           31
  Shareholders' Reports...........................           12
  Directors' Fees and Expenses....................            4
  Organization Costs..............................            5
  Other...........................................            2
                                                      -----------
      Total Expenses..............................          490
                                                      -----------
  NET INVESTMENT INCOME...........................        6,167
                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY................
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................          721
  Net Realized Loss on Investment Securities......       (1,829)
  Change in Unrealized Appreciation of Investment
    Securities....................................       28,043
                                                      -----------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................       26,935
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................      $33,102
                                                      -----------
                                                      -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR       YEAR
                                                                        ENDED      ENDED
                                                                      NOV. 30,   NOV. 30,
                                                                        1998       1997
                                                                      ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............................................  $   6,167  $   4,718
  Capital Gain Distributions Received from The DFA Investment Trust
    Company.........................................................        721      5,179
  Net Realized Gain (Loss) on Investment Securities.................     (1,829)        44
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................     28,043    (21,705)
                                                                      ---------  ---------

      Net Increase (Decrease) in Net Assets Resulting from
        Operations..................................................     33,102    (11,764)
                                                                      ---------  ---------

Distributions From:
  Net Investment Income.............................................     (5,715)    (4,329)
  Net Realized Gains................................................     (4,682)    (2,675)
                                                                      ---------  ---------
      Total Distributions...........................................    (10,397)    (7,004)
                                                                      ---------  ---------

Capital Share Transactions (1):
  Shares Issued.....................................................     73,216    101,480
  Shares Issued in Lieu of Cash Distributions.......................     10,397      7,004
  Shares Redeemed...................................................    (94,585)   (72,030)
                                                                      ---------  ---------

      Net Decrease From Capital Share Transactions..................    (10,972)   (36,454)
                                                                      ---------  ---------

      Total Increase................................................     11,733     17,686

NET ASSETS
  Beginning of Period...............................................    275,057    257,371
                                                                      ---------  ---------
  End of Period.....................................................  $ 286,790  $ 275,057
                                                                      ---------  ---------
                                                                      ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................................................      5,385      7,480
   Shares Issued in Lieu of Cash Distributions......................        865        535
   Shares Redeemed..................................................     (6,978)    (5,300)
                                                                      ---------  ---------
                                                                           (728)     2,715
                                                                      ---------  ---------
                                                                      ---------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR
                                            ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                          NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                                            1998         1997         1996         1995          1994
                                          ---------   ----------   ----------   ----------   ------------
Net Asset Value, Beginning of Period....  $   12.84   $    13.76   $    12.02   $    11.44   $       9.92
                                          ---------   ----------   ----------   ----------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.30         0.22         0.22         0.19           0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.21        (0.77)        1.53         0.60           1.52
                                          ---------   ----------   ----------   ----------   ------------
    Total from Investment Operations....       1.51        (0.55)        1.75         0.79           1.66
                                          ---------   ----------   ----------   ----------   ------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.27)       (0.23)       (0.01)       (0.19)         (0.14)
  Net Realized Gains....................      (0.22)       (0.14)          --        (0.02)            --
                                          ---------   ----------   ----------   ----------   ------------
    Total Distributions.................      (0.49)       (0.37)       (0.01)       (0.21)         (0.14)
                                          ---------   ----------   ----------   ----------   ------------
Net Asset Value, End of Period..........  $   13.86   $    12.84   $    13.76   $    12.02   $      11.44
                                          ---------   ----------   ----------   ----------   ------------
                                          ---------   ----------   ----------   ----------   ------------
Total Return............................      12.28%       (4.04)%      14.61%        6.95%         16.71%
Net Assets, End of Period (thousands)...  $ 286,790   $  275,057   $  257,371   $  172,017   $    112,952
Ratio of Expenses to Average Net
  Assets................................       0.17%        0.50%        0.54%        0.68%          0.69%(a)
Ratio of Net Investment Income to
  Average Net Assets....................       2.10%        1.72%        1.88%        1.85%          1.39%(a)
Portfolio Turnover Rate.................        N/A          N/A          N/A          N/A           0.15%*(b)
Portfolio Turnover Rate of Master Fund
  Series................................      15.41%       22.55%       12.23%        9.75%          1.90%*(c)

----------------
   *  Annualized.
 (a)  Had certain waivers and assumption of expenses not been in effect, the ratios of expenses to average net assets for the year ended November 30,
      1994 would have been 0.73%, and the ratio of net investment income to average net assets for the year ended November 30, 1994 would have been
      1.38%.
 (b)  Portfolio turnover rate calculated for the period ended February 15, 1994
      (through date of Exchange Transaction).
 (c)  Master Fund Series turnover calculated for the period February 16 to
      November 30, 1994.

                See accompanying Notes to Financial Statements.

                        INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirty portfolios, of which the RWB/DFA International High Book to Market Portfolio is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of 0.04% of its average daily net assets for each fund.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...........................   $  41,868
Gross Unrealized Depreciation...........................          --
                                                          -----------
Net.....................................................   $  41,868
                                                          -----------
                                                          -----------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of DFA Investment Dimensions Group Inc., RWB/DFA International High Book to Market Portfolio, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Investment Dimensions Group Inc., RWB/DFA International High Book to Market Portfolio at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. Large Cap Value Series vs.
Russell 1000 Value Index
March 1993-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000   U.S. LARGE CAP VALUE SERIES    RUSSELL 1000 VALUE INDEX     FAMA-FRENCH LARGE CAP VALUE INDEX

                                          $10,000                     $10,000                                $10,000
Mar-93                                    $10,109                     $10,295                                $10,302
Apr-93                                    $10,080                     $10,163                                $10,247
May-93                                    $10,189                     $10,368                                $10,333
Jun-93                                    $10,406                     $10,596                                $10,501
Jul-93                                    $10,553                     $10,714                                $10,623
Aug-93                                    $10,810                     $11,101                                $10,980
Sep-93                                    $10,622                     $11,119                                $10,869
Oct-93                                    $10,750                     $11,111                                $10,907
Nov-93                                    $10,650                     $10,882                                $10,742
Dec-93                                    $10,906                     $11,089                                $11,018
Jan-94                                    $11,219                     $11,508                                $11,242
Feb-94                                    $10,714                     $11,114                                $10,748
Mar-94                                    $10,280                     $10,701                                $10,273
Apr-94                                    $10,441                     $10,906                                $10,418
May-94                                    $10,370                     $11,032                                $10,291
Jun-94                                    $10,155                     $10,768                                $10,097
Jul-94                                    $10,605                     $11,103                                $10,542
Aug-94                                    $10,911                     $11,422                                $10,821
Sep-94                                    $10,592                     $11,043                                $10,423
Oct-94                                    $10,799                     $11,196                                $10,621
Nov-94                                    $10,315                     $10,744                                $10,137
Dec-94                                    $10,440                     $10,867                                $10,178
Jan-95                                    $10,680                     $11,202                                $10,445
Feb-95                                    $11,285                     $11,645                                $11,127
Mar-95                                    $11,457                     $11,900                                $11,299
Apr-95                                    $11,877                     $12,276                                $11,695
May-95                                    $12,495                     $12,792                                $12,249
Jun-95                                    $12,769                     $12,966                                $12,564
Jul-95                                    $13,328                     $13,418                                $13,146
Aug-95                                    $13,730                     $13,607                                $13,451
Sep-95                                    $14,205                     $14,099                                $13,854
Oct-95                                    $13,621                     $13,960                                $13,274
Nov-95                                    $14,366                     $14,667                                $13,963
Dec-95                                    $14,469                     $15,036                                $14,118
Jan-96                                    $14,880                     $15,505                                $14,462
Feb-96                                    $15,102                     $15,623                                $14,675
Mar-96                                    $15,627                     $15,888                                $15,108
Apr-96                                    $15,884                     $15,949                                $15,432
May-96                                    $16,152                     $16,148                                $15,672
Jun-96                                    $15,682                     $16,161                                $15,272
Jul-96                                    $14,986                     $15,550                                $14,479
Aug-96                                    $15,581                     $15,995                                $15,011
Sep-96                                    $15,892                     $16,631                                $15,386
Oct-96                                    $16,412                     $17,275                                $15,811
Nov-96                                    $17,595                     $18,527                                $16,965
Dec-96                                    $17,423                     $18,290                                $16,878
Jan-97                                    $18,047                     $19,177                                $17,440
Feb-97                                    $18,406                     $19,459                                $17,850
Mar-97                                    $17,563                     $18,759                                $17,026
Apr-97                                    $18,141                     $19,546                                $17,644
May-97                                    $19,548                     $20,639                                $19,023
Jun-97                                    $20,150                     $21,525                                $19,634
Jul-97                                    $22,170                     $23,143                                $21,485
Aug-97                                    $21,844                     $22,319                                $21,198
Sep-97                                    $22,995                     $23,667                                $22,306
Oct-97                                    $21,818                     $23,007                                $21,637
Nov-97                                    $22,049                     $24,024                                $22,191
Dec-97                                    $22,357                     $24,725                                $22,684
Jan-98                                    $22,655                     $24,377                                $22,874
Feb-98                                    $24,635                     $26,017                                $24,793
Mar-98                                    $26,017                     $27,610                                $26,276
Apr-98                                    $26,160                     $27,795                                $26,617
May-98                                    $25,940                     $27,383                                $26,684
Jun-98                                    $25,878                     $27,734                                $26,700
Jul-98                                    $24,980                     $27,246                                $25,779
Aug-98                                    $20,434                     $23,192                                $21,520
Sep-98                                    $21,470                     $24,523                                $22,837
Oct-98                                    $23,224                     $26,423                                $24,890
Nov-98                                    $24,677                     $27,655                                $26,147

Annualized           One       Five        From
Total Return (%)    Year       Years    March 1993
---------------------------------------------------
                    11.92      18.30       17.01

- The series seeks to capture return premiums associated with high book-to-market ratios and market capitalization by investing in U.S. large companies on a market cap-weighted basis. The series invests in companies that have average weighted markets capitalizations of approximately $18.7 billion and book-to-market ratios in the upper 30% of publicly traded U.S. companies.

- The series' returns in fiscal 1998 reflected the performance of large cap high book-to-market U.S. companies.

- The Russell 1000 Value Index is a more widely recognized and more broadly based securities index than the Fama-French Large Cap Value Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA International Value Series vs.
EAFE Index (net dividends)
March 1994-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000    DFA INTERNATIONAL VALUE SERIES   EAFE INDEX (NET DIVIDENDS)    EAFE INDEX (GROSS DIVIDENDS)

                                              $10,000                      $10,000                         $10,000
Mar-94                                         $9,733                       $9,569                          $9,570
Apr-94                                        $10,060                       $9,975                          $9,982
May-94                                        $10,119                       $9,918                          $9,922
Jun-94                                        $10,239                      $10,058                         $10,061
Jul-94                                        $10,438                      $10,155                         $10,161
Aug-94                                        $10,598                      $10,396                         $10,405
Sep-94                                        $10,228                      $10,068                         $10,082
Oct-94                                        $10,658                      $10,404                         $10,425
Nov-94                                        $10,099                       $9,903                          $9,925
Dec-94                                        $10,159                       $9,966                          $9,984
Jan-95                                         $9,757                       $9,583                          $9,605
Feb-95                                         $9,736                       $9,556                          $9,576
Mar-95                                        $10,312                      $10,152                         $10,179
Apr-95                                        $10,633                      $10,533                         $10,566
May-95                                        $10,573                      $10,408                         $10,439
Jun-95                                        $10,463                      $10,225                         $10,262
Jul-95                                        $11,052                      $10,862                         $10,909
Aug-95                                        $10,676                      $10,448                         $10,494
Sep-95                                        $10,740                      $10,652                         $10,704
Oct-95                                        $10,536                      $10,365                         $10,415
Nov-95                                        $10,826                      $10,653                         $10,706
Dec-95                                        $11,351                      $11,083                         $11,145
Jan-96                                        $11,464                      $11,128                         $11,190
Feb-96                                        $11,537                      $11,166                         $11,235
Mar-96                                        $11,698                      $11,404                         $11,471
Apr-96                                        $12,154                      $11,736                         $11,803
May-96                                        $12,040                      $11,520                         $11,591
Jun-96                                        $12,083                      $11,584                         $11,660
Jul-96                                        $11,760                      $11,246                         $11,322
Aug-96                                        $11,811                      $11,271                         $11,345
Sep-96                                        $12,019                      $11,570                         $11,651
Oct-96                                        $11,904                      $11,452                         $11,535
Nov-96                                        $12,434                      $11,908                         $11,996
Dec-96                                        $12,271                      $11,755                         $11,840
Jan-97                                        $11,861                      $11,343                         $11,426
Feb-97                                        $11,969                      $11,529                         $11,620
Mar-97                                        $12,013                      $11,571                         $11,667
Apr-97                                        $11,948                      $11,632                         $11,737
May-97                                        $12,855                      $12,389                         $12,499
Jun-97                                        $13,413                      $13,072                         $13,187
Jul-97                                        $13,598                      $13,284                         $13,398
Aug-97                                        $12,706                      $12,291                         $12,406
Sep-97                                        $13,174                      $12,980                         $13,101
Oct-97                                        $12,483                      $11,983                         $12,092
Nov-97                                        $11,955                      $11,861                         $11,971
Dec-97                                        $11,907                      $11,964                         $12,079
Jan-98                                        $12,627                      $12,511                         $12,635
Feb-98                                        $13,456                      $13,314                         $13,443
Mar-98                                        $14,051                      $13,724                         $13,860
Apr-98                                        $14,095                      $13,832                         $13,971
May-98                                        $14,227                      $13,764                         $13,901
Jun-98                                        $14,089                      $13,869                         $14,012
Jul-98                                        $14,245                      $14,009                         $14,153
Aug-98                                        $12,382                      $12,273                         $12,398
Sep-98                                        $11,716                      $11,898                         $12,026
Oct-98                                        $12,883                      $13,138                         $13,288
Nov-98                                        $13,448                      $13,810                         $13,966

Annualized           One        From
Total Return (%)    Year     March 1994
----------------------------------------
                    12.49       6.44

- The series invests in companies with market capitalization of at least $800 million and book-to-market ratios in the upper 30% of large publicly traded non-U.S. companies. Country weightings reflect the EAFE index market capitalization weight, with Japan limited to 38%.

- The series' returns in fiscal 1998 reflected the performance of large, non-U.S. companies with high book-to-market ratios.

- The EAFE Index (net dividends) is a more appropriate measure of the dividend that foreign investors can attain due to foreign withholding taxes than the EAFE Index (gross dividends), and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.0%)
 AK Steel Holding Corp.................................       156,800  $  3,008,600
 *AMR Corp.............................................       453,000    29,869,687
 AVX Corp..............................................       177,100     3,442,381
 *Adaptec, Inc.........................................        50,800       828,675
 *Advanced Micro Devices, Inc..........................       485,900    13,453,356
 Aetna, Inc............................................       544,726    42,114,129
 *Airgas, Inc..........................................        28,800       291,600
 *Alaska Air Group, Inc................................        21,200       793,675
 Albemarle Corp........................................        97,500     1,815,937
 Alexander & Baldwin, Inc..............................       109,700     2,509,387
 *Alleghany Corp.......................................         8,432     1,621,052
 Aluminium Co. of America..............................        69,271     5,134,713
 Ambac, Inc............................................       150,200     9,162,200
 Amerada Hess Corp.....................................       179,900     9,984,450
 *America West Holdings Corp. Class B..................        85,700     1,210,512
 American Financial Group, Inc. (New)..................        75,000     2,948,437
 American General Corp.................................       440,707    31,042,299
 American Greetings Corp. Class A......................        19,400       820,862
 American National Insurance Co........................        21,900     1,828,650
 Amerus Life Holdings, Inc. Class A....................        28,000       617,750
 Apache Corp...........................................       186,600     4,291,800
 Arch Coal, Inc........................................        12,600       241,762
 Archer-Daniels Midland Co.............................     1,299,935    23,886,306
 *Arrow Electronics, Inc...............................       287,600     6,255,300
 Asarco, Inc...........................................       104,900     2,032,437
 *Associated Group, Inc. Class A.......................         6,500       243,344
 Astoria Financial Corp................................        23,800     1,071,744
 Atlantic Richfield Co.................................       221,200    14,709,800
 *Atmel Corp...........................................       131,200     1,594,900
 Avnet, Inc............................................       115,600     6,726,475
 *BJ Services, Co......................................       228,200     3,152,012
 Baker Hughes, Inc.....................................        75,400     1,380,762
 Ball Corp.............................................       112,500     4,809,375
 Bancwest Corp.........................................        98,600     4,264,450
 Bankers Trust New York Corp...........................       211,700    18,417,900
 Bear Stearns Companies, Inc...........................       249,637    10,484,754
 Berkley (W.R.) Corp...................................        47,400     1,589,381
 *Bethlehem Steel Corp.................................       285,500     2,355,375
 *Beverly Enterprises..................................       296,100     1,702,575
 Black & Decker Corp...................................       168,800     9,146,850
 Block Drug Co., Inc. Class A..........................        37,588     1,426,026
 Boise Cascade Corp....................................       162,100     5,136,544
 Borg Warner Automotive, Inc...........................        46,300     2,309,212
 Bowater, Inc..........................................       141,300     5,581,350
 *Brinker International, Inc...........................        18,700       475,681
 Brunswick Corp........................................       273,500     6,017,000
 Burlington Coat Factory Warehouse Corp................        10,000       145,000
 Burlington Northern Santa Fe Corp.....................       940,100    31,963,400
 CIGNA Corp............................................       294,324    22,902,086
 *CNA Financial Corp...................................       422,500    18,061,875
 CSX Corp..............................................       484,500    20,197,594
 *Cabletron Systems, Inc...............................       438,500     6,139,000
 Capital Re Corp.......................................        26,600       525,350
 Carpenter Technology Corp.............................        21,900       773,344
 *Case Corp............................................       166,300     4,032,775
 #Champion International Corp..........................       206,000     8,561,875
 Chesapeake Corp.......................................        15,100       523,781
 Chicago Title Corp....................................        14,996       701,063
 Chiquita Brands International, Inc....................       111,200     1,251,000
 *Chris-Craft Industries, Inc..........................        68,808     3,182,370
 Cincinnati Financial Corp.............................       333,380    13,012,238
 *Circus Circus Enterprises, Inc.......................       271,300     3,136,906

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Citizens Corp.........................................        94,700  $  3,131,019
 Commerce Group, Inc...................................        54,700     1,873,475
 Comsat Corp. Series 1.................................        96,600     3,441,375
 Consolidated Papers, Inc..............................       101,000     2,581,812
 Cooper Tire & Rubber Co...............................        95,100     1,860,394
 Coors (Adolph) Co. Class B............................        80,500     4,007,391
 *Corporate Express, Inc...............................        33,200       192,975
 Countrywide Credit Industries, Inc....................       258,600    12,800,700
 Crown Cork & Seal Co., Inc............................       393,100    13,267,125
 Cummins Engine Co., Inc...............................       108,800     4,039,200
 *Cypress Semiconductor Corp...........................       184,700     1,881,631
 Cyprus Amax Minerals Co., Inc.........................       238,900     2,717,487
 *Daimlerchrysler......................................       881,271    80,801,535
 Dana Corp.............................................        27,414     1,069,146
 Darden Restaurants, Inc...............................       356,000     5,629,250
 *Delphi Financial Group, Inc. Class A.................           816        38,097
 #Devon Energy Corp....................................        26,100       859,669
 Dillards, Inc. Class A................................       321,700    11,058,437
 *EEX Corp.............................................       434,154     1,546,674
 ENSCO International, Inc..............................       236,600     2,262,487
 #Enhance Financial Services Group, Inc................        26,400       775,500
 Enron Corp............................................         7,800       409,987
 Enron Oil & Gas Corp..................................       217,800     3,267,000
 *Everest Reinsurance Holdings, Inc....................        22,800       856,425
 *Extended Stay America, Inc...........................       140,300     1,403,000
 *Federated Department Stores, Inc.....................       606,300    25,275,131
 Financial Security Assurance Holdings, Ltd............        41,800     2,293,775
 First Citizens Bancshares, Inc. NC....................        10,100       872,072
 Florida East Coast Industries, Inc....................        54,600     1,870,050
 Ford Motor Co.........................................     2,655,700   146,727,425
 *Fruit of The Loom, Inc. Class A......................       120,600     1,778,850
 GATX Corp.............................................        84,400     3,191,375
 General Motors Corp...................................     1,528,500   106,995,000
 General Motors Corp. Class H..........................       217,546     8,266,748
 Georgia-Pacific Corp..................................       191,500    10,867,625
 Georgia-Pacific Corp. Timber Group....................        50,200     1,154,600
 *Golden State Bancorp, Inc............................       144,900     2,789,325
 Golden West Financial Corp............................        90,800     8,597,625
 Goodrich (B.F.) Co....................................        95,400     3,619,237
 Great Atlantic & Pacific Tea Co., Inc.................       126,700     3,460,494
 Great Lakes Chemical Corp.............................        23,900       954,506
 Greenpoint Financial Corp.............................       127,600     4,856,775
 Harris Corp...........................................        13,300       504,569
 Helmerich & Payne, Inc................................       104,300     1,799,175
 Hilton Hotels Corp....................................       545,500    11,864,625
 Hollinger International, Inc. Class A.................       147,100     1,903,106
 IBP, Inc..............................................       288,400     7,318,150
 IMC Global, Inc.......................................       257,400     5,888,025
 *IVAX Corp............................................       361,000     3,429,500
 Ikon Office Solutions, Inc............................       247,900     2,417,025
 Inland Steel Industries, Inc..........................        64,592     1,182,841
 Integrated Health Services, Inc.......................        87,100       974,431
 International Paper Co................................       687,800    29,876,312
 *International Speciality Products, Inc...............       252,000     3,307,500
 *K Mart Corp..........................................     1,417,400    21,615,350
 Kerr-McGee Corp.......................................        58,300     2,302,850
 *LSI Logic Corp.......................................       458,000     7,099,000
 LTV Corp..............................................       225,900     1,242,450
 Lafarge Corp..........................................       136,700     5,066,444
 *Lam Research Corp....................................       113,900     2,032,403
 Lehman Brothers Holdings, Inc.........................       297,600    14,861,400
 Lennar Corp...........................................         1,900        42,275
 Liberty Corp..........................................        35,900     1,741,150

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Liberty Financial Companies, Inc......................       121,500  $  3,531,094
 Lincoln National Corp.................................       223,050    18,666,497
 Loews Corp............................................       235,300    23,530,000
 Longs Drug Stores Corp................................        53,000     1,888,125
 Louisiana-Pacific Corp................................       298,100     5,067,700
 *Lubrizol Corp........................................       182,000     4,936,750
 #*MGM Grand, Inc......................................        52,928     1,359,588
 Mallinckrodt, Inc.....................................       205,200     6,630,525
 Mark IV Industries, Inc...............................        45,300       764,437
 Mead Corp.............................................       281,000     8,517,812
 Media General, Inc. Class A...........................        16,900       801,694
 Metris Companies, Inc.................................        33,999     1,138,966
 *Micron Technology, Inc...............................       499,900    20,652,119
 *Millennium Chemicals, Inc............................        10,500       250,687
 Mitchell Energy & Development Corp. Class A...........        68,500       890,500
 Mitchell Energy & Development Corp. Class B...........        41,600       551,200
 Morgan (J.P.) & Co., Inc..............................       292,700    31,282,312
 Morton International, Inc.............................        11,000       323,812
 Murphy Oil Corp.......................................        31,700     1,264,037
 NAC RE Corp...........................................        26,000     1,241,500
 Nabisco Holdings Corp.................................        71,900     2,867,012
 *National Semiconductor Corp..........................       458,600     6,592,375
 *Navistar International Corp..........................       216,700     5,607,112
 *Nextel Communications Corp. Class A..................       162,515     3,499,151
 Noble Affiliates, Inc.................................       108,000     2,733,750
 Norfolk Southern Corp.................................       749,500    22,766,062
 *Novell, Inc..........................................       883,000    14,597,094
 Occidental Petroleum Corp.............................       650,800    13,178,700
 *Officemax, Inc.......................................       367,200     3,901,500
 Ogden Corp............................................       151,696     4,029,425
 #Ohio Casualty Corp...................................       106,900     4,342,812
 Old Republic International Corp.......................       373,275     7,955,423
 Olsten Corp...........................................        13,300        99,750
 Orion Capital Corp....................................        10,000       361,250
 Overseas Shipholding Group, Inc.......................        37,500       592,969
 Pacific Century Financial Corp........................       124,500     2,661,187
 *Pacificare Health Systems, Inc. Class A..............        12,040       837,532
 *Pacificare Health Systems, Inc. Class B..............        39,256     2,962,601
 Pennzoil Co...........................................        55,600     2,064,150
 Pep Boys - Manny, Moe & Jack..........................       151,100     2,134,288
 Phelps Dodge Corp.....................................       122,900     6,966,894
 Pioneer Natural Resources Co..........................       333,000     4,412,250
 Potlatch Corp.........................................        94,600     3,577,063
 Provident Companies, Inc..............................       550,808    21,171,683
 Pulte Corp............................................        71,400     1,816,238
 *Quantum Corp.........................................       311,100     6,892,809
 Questar Corp..........................................        36,500       700,344
 RJR Nabisco Holdings Corp.............................       640,380    18,450,949
 Rayonier, Inc.........................................        83,000     3,527,500
 Reynolds Metals Co....................................       140,300     7,698,963
 *Rowan Companies, Inc.................................        64,500       632,906
 Russell Corp..........................................       137,400     3,271,838
 Ryder System, Inc.....................................       195,800     5,592,538
 Safeco Corp...........................................       334,200    14,360,156
 Saint Paul Companies, Inc.............................       583,026    20,551,667
 *Seagate Technology, Inc..............................       603,100    17,791,450
 *Silicon Graphics, Inc................................       456,700     5,594,575
 *Smurfit-Stone Container Corp.........................       235,026     3,327,087
 Springs Industries, Inc. Class A......................         5,000       194,688
 #*Sprint Corp. (PCS Group)............................         5,850        93,600
 St. Joe Corp..........................................        78,400     1,847,300
 TIG Holdings, Inc.....................................       185,700     2,611,406
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tecumseh Products Co. Class A.........................        58,300  $  2,893,138
 Tecumseh Products Co. Class B.........................         5,700       288,563
 *Tektronix, Inc.......................................        26,800       718,575
 *Tele-Communications Liberty Media Group Class A......        19,952       804,939
 Telephone & Data Systems, Inc.........................       152,900     6,536,475
 Temple-Inland, Inc....................................       138,200     7,419,613
 Tenneco, Inc..........................................       324,700    11,567,438
 Terra Industries, Inc.................................        61,400       333,863
 *Thermo-Electron Corp.................................        28,300       477,563
 Tidewater, Inc........................................        63,700     1,469,081
 Timken Co.............................................       167,800     3,230,150
 *Toys R Us, Inc.......................................       613,800    12,122,550
 Transamerica Corp.....................................       231,400    24,586,250
 Travelers Property Casualty Corp......................       171,000     5,888,813
 Tyson Foods, Inc. Class A.............................        13,000       268,938
 UMB Financial Corp....................................        34,000     1,530,000
 USX-Marathon Group, Inc...............................       448,450    12,724,769
 USX-US Steel Group....................................       314,400     7,683,150
 Ultramar Diamond Shamrock Corp........................        62,100     1,599,075
 Union Camp Corp.......................................       152,600     9,871,313
 Union Pacific Corp....................................       585,300    28,460,213
 Union Pacific Resources Group, Inc....................       394,600     4,414,588
 Unionbancal Corp......................................        48,600     4,850,888
 *United States Cellular Corp..........................       141,300     5,325,244
 Unitrin, Inc..........................................       111,900     7,930,913
 Valero Energy Corp....................................       133,300     2,799,300
 Valhi, Inc............................................        85,600       941,600
 *Venator Group, Inc...................................       494,500     3,894,188
 *Viacom, Inc. Class A.................................       122,400     8,040,150
 *Viacom, Inc. Class B.................................       805,200    53,596,125
 *Vishay Intertechnology, Inc..........................       127,564     1,809,814
 Wallace Computer Services, Inc........................        31,000       695,563
 Weis Markets, Inc.....................................        20,800       793,000
 Wesco Financial Corp..................................         8,500     2,992,000
 #*Western Digital Corp................................        28,100       367,056
 Westvaco Corp.........................................       211,250     5,941,406
 Weyerhaeuser Co.......................................       442,100    22,160,263
 Whirlpool Corp........................................        69,000     3,864,000
 Willamette Industries, Inc............................       298,600    10,432,338
 Worthington Industries, Inc...........................       126,900     1,558,491
 Xtra Corp.............................................         6,200       294,888
 *Zale Corp............................................        27,100       775,738
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,399,206,000)................................                1,730,831,533
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
  12/01/98 (Collateralized by U.S. Treasury Notes
  6.25%, 08/31/02, valued at $18,136,825) to be
  repurchased at $17,866,456.
  (Cost $17,864,000)...................................  $     17,864    17,864,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,417,070,000)++....................................                $1,748,695,533
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (22.8%)
COMMON STOCKS -- (22.8%)
  Aichi Bank, Ltd......................................        10,500  $    707,289
  Aisin Seiki Co., Ltd.................................       137,000     1,471,200
  Amada Co., Ltd.......................................       376,000     1,881,223
  Amano Corp...........................................       115,000       982,346
  #Aomori Bank, Ltd....................................       170,000       652,782
  Aoyama Trading Co., Ltd..............................        41,100     1,130,149
  Asahi Glass Co., Ltd.................................       420,000     2,446,469
  #Ashikaga Bank, Ltd..................................       808,000     1,354,116
  Autobacs Seven Co., Ltd..............................           700        20,501
  Awa Bank, Ltd........................................       189,600       883,833
  Bank of Ikeda, Ltd...................................        13,000       537,260
  Bank of Iwate, Ltd...................................        18,590       855,999
  Bank of Kinki, Ltd...................................       225,000       527,172
  Bank of Kyoto, Ltd...................................       347,400     1,783,350
  Bank of Nagoya, Ltd..................................       185,000       967,743
  #Bank of Saga, Ltd...................................       215,000       769,606
  Bank of Yokohama, Ltd................................       978,000     2,068,662
  #Best Denki Co., Ltd.................................       153,000     1,009,461
  Canon Sales Co., Inc.................................       124,900     1,792,414
  Casio Computer Co., Ltd..............................        60,000       464,692
  Chiba Bank, Ltd......................................       941,000     3,552,098
  #Chiyoda Fire and Marine Insurance Co., Ltd..........       444,150     1,445,330
  Chudenko Corp........................................        82,000     1,734,461
  Chugai Pharmaceutical Co., Ltd.......................       114,000       974,731
  Chugoku Bank, Ltd....................................       199,000     2,642,108
  Chukyo Coca-Cola Bottling Co., Ltd...................        22,000       186,137
  Chukyo Sogo Bank, Ltd................................        67,000       225,659
  Citizen Watch Co., Ltd...............................       317,000     2,024,446
  #Cosmo Oil Co., Ltd..................................       764,000     1,149,853
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       529,000     1,747,266
  Daicel Chemical Industries, Ltd......................       485,000     1,203,425
  Daikin Industries, Ltd...............................       218,000     1,915,392
  Dainippon Pharmaceutical Co., Ltd....................       203,000       850,512
  #Daisan Bank, Ltd....................................       131,000       477,449
  #Daishi Bank, Ltd....................................       350,000     1,181,663
  Daito Trust Construction Co., Ltd....................       180,784     1,467,803
  #Daiwa Bank, Ltd.....................................       726,000     1,228,506
  Daiwa House Industry Co., Ltd........................       655,000     6,953,911
  Daiwa Kosho Lease Co., Ltd...........................       193,000       745,810
  #Daiwa Securities Co., Ltd...........................     1,673,000     5,974,999
  Denki Kagaku Kogyo KK................................       469,000       744,020
  Dowa Fire & Marine Insurance Co., Ltd................       383,000     1,327,351
  Ehime Bank, Ltd......................................       143,000       542,125
  #Eighteenth Bank, Ltd................................       226,000       919,297
  Ezaki Glico Co., Ltd.................................       174,600       894,874
  Fuji Fire & Marine Insurance Co., Ltd................       173,000       320,892
  Fuji Photo Film Co., Ltd.............................       355,000    13,285,060
  Fujisawa Pharmaceutical Co., Ltd.....................       170,000     2,039,944
  #Fukui Bank, Ltd.....................................       343,000       756,207
  #Fukuoka City Bank, Ltd..............................       264,532     1,071,729
  #Fukuyama Transporting Co., Ltd......................       266,000     1,203,189
  Futaba Corp..........................................        16,000       576,635

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Futaba Industrial Co., Ltd...........................        85,000  $  1,127,156
  Hanshin Electric Railway Co., Ltd....................       141,000       429,011
  Higo Bank, Ltd.......................................       308,000     1,280,410
  #Hino Motors, Ltd....................................       398,000     1,110,592
  Hiroshima Bank, Ltd..................................       575,000     1,997,437
  Hiroshima-Sogo Bank, Ltd.............................       136,000       652,782
  #Hitachi Construction Machinery Co., Ltd.............        64,000       205,662
  #Hitachi Maxell, Ltd.................................        96,000     1,620,566
  Hitachi Metals, Ltd..................................       360,000     1,060,201
  #Hitachi Transport System, Ltd.......................       138,000       926,212
  Hitachi, Ltd.........................................     3,691,000    22,250,491
  #Hokuetsu Bank.......................................       275,330       768,290
  #Hokuetsu Paper Mills, Ltd...........................       162,000       767,035
  #Hokuriku Bank, Ltd..................................       891,000     1,587,447
  House Foods Corp.....................................       115,000     1,758,867
  #Hyakugo Bank, Ltd. (105th Bank).....................       258,000     1,131,321
  Hyakujishi Bank, Ltd.................................       314,000     1,726,846
  Inax Corp............................................       309,000     1,699,349
  Itochu Corp..........................................     1,198,000     2,290,351
  Itoham Foods, Inc....................................       284,000     1,356,231
  #Japan Pulp and Paper Co., Ltd.......................        93,000       310,202
  Joyo Bank, Ltd.......................................        19,000        69,557
  Jsr Corp., Tokyo.....................................       150,000       694,354
  Juroku Bank, Ltd.....................................       349,000     1,476,407
  Kagawa Bank, Ltd.....................................        40,650       202,390
  Kagoshima Bank, Ltd..................................       262,000     1,012,447
  #Kajima Corp.........................................       826,000     2,204,100
  Kamigumi Co., Ltd....................................       357,000     1,617,710
  Kandenko Co., Ltd....................................       266,000     1,774,487
  Kaneka Corp..........................................       344,000     2,468,336
  Kansai Paint Co., Ltd., Osaka........................       108,000       272,372
  Katokichi Co., Ltd...................................        72,000     1,037,943
  Kawasaki Steel Corp..................................       500,000       752,522
  Kikkoman Corp........................................       256,000     1,647,380
  Kinden Corp..........................................        67,000       899,365
  Kirin Brewery Co., Ltd...............................       150,000     1,559,551
  Kissei Pharmaceutical Co., Ltd.......................        40,000       592,906
  Koa Fire & Marine Insurance Co., Ltd.................        45,000       146,071
  #Kobe Steel, Ltd.....................................     2,632,000     1,969,931
  Koito Manufacturing Co., Ltd.........................       146,000       610,511
  #Kokusai Denshin Denwa Co., Ltd......................        48,400     1,744,321
  #Kokusai Securities Co., Ltd.........................       330,000     2,789,374
  Komatsu, Ltd.........................................     1,279,000     6,565,643
  #Komori Corp.........................................        74,000     1,538,154
  Konica Corp..........................................        66,000       291,018
  Koyo Seiko Co........................................       198,000     1,158,168
  Kureha Chemical Industry Co., Ltd....................       263,000       691,092
  Lion Corp............................................       311,000     1,214,448
  Long Term Credit Bank of Japan, Ltd..................       994,000        16,173
  Makita Corp..........................................       209,000     2,312,398
  Marubeni Corp........................................     1,942,000     3,538,951
  Maruichi Steel Tube, Ltd.............................       117,000     1,398,251
  Matsushita Electric Industrial Co., Ltd..............     1,933,000    31,136,829
  #Matsushita Electric Works, Ltd......................       286,000     2,745,525

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Matsushita Refrigeration Co..........................       222,000  $    812,723
  Matsushita Seiko Co., Ltd............................        72,000       246,014
  #Matsuzakaya Co., Ltd................................        30,000       151,318
  *Mazda Motor Corp....................................       400,000     1,545,720
  Meija Seika Kaisha, Ltd. Tokyo.......................       366,000     1,384,559
  Michinoku Bank, Ltd..................................       187,000       947,779
  #Mitsubishi Chemical Corp............................     2,129,000     3,983,647
  Mitsubishi Electric Corp.............................     1,683,000     4,271,851
  Mitsubishi Gas Chemical Co., Inc.....................       548,000     1,462,284
  Mitsubishi Materials Corp............................       975,000     1,745,037
  #Mitsubishi Motors Corp..............................       866,000     2,479,921
  Mitsui Chemicals, Inc................................     1,030,800     3,522,095
  *#Mitsui Engineering and Shipbuilding Co., Ltd.......       781,000       787,862
  #Mitsui Trust & Banking Co., Ltd.....................     1,030,000     1,382,606
  Mori Seiki Co., Ltd..................................       121,000     1,294,459
  Musashino Bank, Ltd..................................        26,000     1,053,368
  NGK Spark Plug Co., Ltd..............................       201,000     1,860,868
  NHK Spring Co., Ltd..................................       315,000       948,177
  NKK Corp.............................................     2,612,000     1,869,964
  NSK, Ltd.............................................       467,000     1,842,621
  NTN Corp.............................................       398,000     1,233,631
  *#Namihaya Bank Ltd..................................            27        51,180
  Nanto Bank, Ltd......................................       288,000     1,370,647
  National House Industrial Co., Ltd...................        95,000       741,946
  Nichicon Corp........................................       100,000     1,231,695
  Nichirei Corp........................................       366,000       866,466
  Nifco, Inc...........................................        45,000       360,600
  Nihon Unisys, Ltd....................................        41,000       430,280
  #Nikko Securities Co., Ltd...........................     1,910,000     6,464,040
  *Nippon Credit Bank, Ltd.............................     1,683,000     2,382,378
  Nippon Flour Mills Co., Ltd..........................        21,000        55,524
  Nippon Meat Packers, Inc., Osaka.....................       140,000     1,949,886
  #Nippon Oil Co., Ltd.................................     1,598,000     5,265,130
  Nippon Sanso Corp....................................       367,000     1,098,731
  Nippon Sheet Glass Co., Ltd..........................       567,000     1,259,282
  Nippon Shokubai Co., Ltd.............................       163,000       958,745
  Nishimatsu Construction Co., Ltd.....................       359,000     1,971,404
  #Nishi-Nippon Bank, Ltd..............................        23,540        92,881
  Nissei Sangyo Co., Ltd...............................       110,050       914,099
  Nisshin Flour Milling Co., Ltd.......................        89,000       724,772
  Nisshin Steel Co., Ltd...............................     1,318,000     1,458,249
  Nisshinbo Industries, Inc............................       305,000     1,106,654
  #Nissho Iwai Corp....................................       544,000       482,395
  #Obayashi Corp.......................................       499,000     2,257,110
  Ogaki Kyoritsu Bank, Ltd.............................        50,000       218,435
  Oita Bank, Ltd.......................................       145,000       743,166
  Oji Paper Co., Ltd...................................       275,000     1,237,186
  #Oki Electric Industry Co., Ltd......................       740,000     2,028,799
  Okumura Corp.........................................       322,000     1,388,382
  #Penta-Ocean Construction Co., Ltd...................       438,000       951,399
  Pioneer Electronic...................................       182,000     2,998,291
  #Q.P. Corp...........................................       168,000     1,182,232
  Royal Co., Ltd.......................................        41,000       512,000
  Ryosan Co., Ltd......................................        53,000       881,752
  Ryoyo Electro Corp...................................        26,000       243,248
  #Sakura Bank, Ltd....................................       758,000     1,936,316
  San In Godo Bank, Ltd................................       222,000     1,399,690
  Sanyo Electric.......................................     2,536,000     7,179,692
  Sapporo Breweries, Ltd...............................        33,000       146,315
                                                               SHARES        VALUE+
                                                         ------------  ------------
  #Seino Transportation Co., Ltd.......................       197,000  $  1,097,828
  Sekisui Chemical Co., Ltd............................       557,000     3,398,551
  #Seksui House........................................       928,000     9,044,449
  Sharp Corp. Osaka....................................       460,000     4,064,106
  #Shiga Bank, Ltd.....................................       268,000     1,118,483
  Shimachu Co., Ltd....................................        20,200       377,969
  Shimadzu Corp........................................       181,000       633,176
  Shimizu Bank, Ltd....................................         6,300       316,230
  #Shimizu Corp........................................       997,000     3,284,941
  #Shinwa Bank, Ltd....................................       157,000       480,247
  Shionogi & Co., Ltd..................................       455,000     3,198,177
  Showa Electric Wire & Cable Co., Ltd., Kawasaki......        64,000       104,133
  Showa Shell Sekiyu KK................................        75,000       437,480
  Snow Brand Milk Products Co., Ltd....................       419,000     1,619,142
  #Stanley Electric Co., Ltd...........................       246,000       842,548
  Sumitomo Corp........................................       918,000     5,026,146
  #Sumitomo For........................................       136,000       940,449
  #Sumitomo Metal Industries, Ltd. Osaka...............     1,481,000     1,771,127
  Sumitomo Metal Mining Co., Ltd.......................       313,000     1,130,589
  Sumitomo Realty & Development Co., Ltd...............       488,000     1,778,587
  #Sumitomo Warehouse Co., Ltd.........................        67,000       273,080
  #Suruga Bank, Ltd....................................       256,000     1,260,006
  TEC Corp.............................................       345,000       990,766
  TOC Co., Ltd.........................................        66,950       570,262
  #Taiheiyo Cement Corp................................       746,000     1,753,937
  #Taisei Corp.........................................     1,325,000     2,533,151
  Takara Standard Co., Ltd.............................       175,000     1,267,084
  Takashimaya Co., Ltd.................................       206,000     1,719,459
  Tanabe Seiyaku Co., Ltd..............................       164,000       893,915
  *Teijin, Ltd.........................................       917,000     3,289,919
  Teikoku Oil Co., Ltd.................................       346,000     1,027,416
  Toagosei Co., Ltd....................................       353,000       649,024
  #Toda Corp...........................................       418,000     1,938,333
  Toho Bank, Ltd.......................................       236,000       833,257
  Tokuyama Corp........................................       248,000       728,343
  *Tokyo Sowa Bank.....................................       199,000       467,873
  Tokyo Steel Manufacturing Co., Ltd...................       202,800       940,416
  Tokyo Style Co., Ltd.................................       133,000     1,428,246
  #Tokyo Tomin Bank, Ltd...............................        30,900       904,979
  Tostem Corp..........................................       188,000     3,135,372
  #Toto, Ltd...........................................       247,000     1,848,682
  Towa Bank, Ltd.......................................        73,000       243,492
  #Toyo Seikan Kaisha, Ltd.............................       287,600     4,796,452
  Toyo Suisan Kaisha, Ltd..............................       116,000       755,906
  #Toyo Trust & Banking Co., Ltd.......................       715,000     2,222,014
  Toyobo Co., Ltd......................................       468,000       574,910
  Toyota Auto Body Co., Ltd............................        86,000       545,721
  Toyota Tsusho Corp...................................       314,000       896,632
  #Victor Co. of Japan, Ltd............................       246,000     1,771,152
  Wacoal Corp..........................................       149,000     1,686,129
  #Yakult Honsha Co., Ltd..............................       228,000     1,341,067
  Yamagata Bank, Ltd...................................       153,700       670,218
  Yamaguchi Bank.......................................       133,000     1,255,125
  Yamatake-Honeywell Co., Ltd..........................        87,000       879,767
  *#Yasuda Trust & Banking Co., Ltd....................     1,434,000     1,364,936
  Yodogawa Steel Works, Ltd............................       296,000     1,119,752
  Yokogawa Electric Corp...............................       337,000     1,677,871

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Yokohama Rubber Co., Ltd.............................       404,000  $    963,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $564,071,652)..................................                 391,123,816
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Japanese Yen (Cost $12,312).........................                      12,330
                                                                       ------------
TOTAL -- JAPAN
  (Cost $564,083,964)..................................                 391,136,146
                                                                       ------------
UNITED KINGDOM -- (19.9%)
COMMON STOCKS -- (19.9%)
  ASDA Group P.L.C.....................................     1,719,300     4,469,656
  Abbey National P.L.C.................................       240,000     4,852,764
  Aggreko P.L.C........................................        32,000       101,149
  Allied Domecq P.L.C..................................       142,317     1,212,128
  *Anglian Water P.L.C.................................       151,281     2,154,949
  Antofagasta Holdings P.L.C...........................        38,000       110,706
  Arcadia Group P.L.C..................................       110,588       537,570
  Arjo Wiggins Appleton P.L.C..........................       659,100     1,240,218
  Associated British Foods P.L.C.......................       733,200     7,418,648
  Associated British Ports Holdings P.L.C..............       369,200     1,916,568
  BAA P.L.C............................................     1,028,463    11,373,793
  BG P.L.C.............................................     2,574,617    17,657,349
  BOC Group P.L.C......................................       139,300     2,024,521
  BPB P.L.C............................................       217,300       746,045
  BTR P.L.C............................................       697,300     1,427,195
  Barclays P.L.C.......................................       640,523    14,537,150
  Bardon Group P.L.C...................................     1,033,471     1,249,533
  Barratt Developments P.L.C...........................       222,000       831,803
  Bass P.L.C...........................................       600,000     8,279,410
  Beazer Group P.L.C...................................       167,257       472,087
  Berkeley Group P.L.C.................................        78,622       634,592
  Blue Circle Industries P.L.C.........................       326,000     1,646,573
  British Airways P.L.C................................       347,331     2,350,549
  British Land Co. P.L.C...............................       462,081     3,981,351
  British Steel P.L.C..................................     1,575,000     2,547,701
  British Telecommunications P.L.C.....................     1,200,000    16,449,880
  British Vita P.L.C...................................       212,300       791,955
  Brixton Estate P.L.C.................................       235,685       686,623
  Burford Holdings P.L.C...............................       337,000       478,377
  Capital Shopping Centres P.L.C.......................       381,375     2,234,716
  Caradon P.L.C........................................       214,000       363,825
  *Centrica P.L.C......................................     2,662,900     5,527,194
  Chelsfield P.L.C.....................................       230,258       999,568
  Commercial Union P.L.C...............................     1,181,319    18,738,396
  Cookson Group P.L.C..................................       258,000       570,645
  Debenhams P.L.C......................................       115,175       727,163
  Diageo P.L.C.........................................        73,440       823,084
  Elementis P.L.C......................................       604,112       747,860
  English China Clays P.L.C............................       249,062       709,150
  Glynwed International P.L.C..........................       140,000       388,221
  Grantchester Holdings P.L.C..........................        12,930        30,626
  Great Portland Estates P.L.C.........................       197,275       631,707
  Great Universal Stores P.L.C.........................       814,600     8,477,569
  Greenalls Group P.L.C................................       283,846     1,681,973
  Guardian Royal Exchange P.L.C........................       853,882     4,651,078
  Hambro Countrywide P.L.C.............................       102,322       192,538
  Hanson P.L.C.........................................       624,950     4,641,941
  Hyder P.L.C..........................................        84,763     1,136,767
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Imperial Chemical Industries P.L.C...................       477,000  $  4,409,083
  Inchcape P.L.C.......................................       508,000     1,048,131
  Johnson Matthey P.L.C................................        93,000       633,211
  Ladbroke Group P.L.C.................................       966,745     3,741,938
  Lasmo P.L.C..........................................       613,035     1,414,096
  Lex Service P.L.C....................................       109,433       730,649
  Lonrho P.L.C.........................................       197,094       984,916
  Mersey Docks & Harbour Co. P.L.C.....................        53,050       445,702
  Meyer International P.L.C............................       102,281       568,096
  Millennium and Copthorne Hotels P.L.C................        85,000       575,936
  Mirror Group P.L.C...................................       403,000       971,180
  National Westminster Bank P.L.C......................     1,159,229    21,162,463
  Norwich Union P.L.C..................................       170,000     1,192,558
  Peel Holdings P.L.C..................................        45,400       397,167
  Pilkington P.L.C.....................................       995,666     1,076,457
  Pillar Property Investments P.L.C....................        25,000       104,607
  Powergen P.L.C.......................................       443,177     6,126,379
  RMC Group P.L.C......................................       223,000     2,907,862
  Racal Electronics P.L.C..............................       274,000     1,438,201
  Rank Group P.L.C.....................................       793,530     2,816,071
  *Rexam P.L.C.........................................       165,665       534,588
  Rio Tinto P.L.C......................................       336,900     3,948,219
  Rolls-Royce P.L.C....................................       322,674     1,304,884
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....     1,518,386    12,681,615
  Rugby Group P.L.C....................................       417,000       560,965
  Safeway P.L.C........................................       744,840     3,676,004
  Sainsbury (J.) P.L.C.................................       968,542     8,113,278
  Scottish & Newcastle P.L.C...........................       168,500     2,149,915
  Scottish Hydro-Electric P.L.C........................       374,000     4,339,791
  Severn Trent P.L.C...................................       210,597     3,597,778
  Shell Transport & Trading Co., P.L.C.................     2,222,545    13,408,487
  *Signet Group P.L.C..................................       552,000       289,284
  Slough Estates P.L.C.................................       376,100     1,688,551
  Smith (David S.) Holdings P.L.C......................       298,000       573,039
  Somerfield P.L.C.....................................       165,142     1,241,617
  South West Water P.L.C...............................        42,833       789,014
  Stakis P.L.C.........................................       733,194     1,282,823
  Standard Chartered P.L.C.............................        69,000       733,461
  Storehouse P.L.C.....................................       420,380       974,900
  Tarmac P.L.C.........................................       948,643     1,769,388
  Tate & Lyle P.L.C....................................       241,900     1,525,250
  Taylor Woodrow P.L.C.................................       388,747     1,033,082
  *Telewest Communications P.L.C.......................       845,915     1,829,110
  Tesco P.L.C..........................................     4,364,755    12,895,992
  *Thames Water PLC....................................       157,951     3,021,674
  *Thistle Hotels P.L.C................................       268,421       598,125
  Trinity P.L.C........................................        58,430       420,498
  Unigate P.L.C........................................       229,400     1,800,469
  Unilever P.L.C.......................................     1,600,000    16,651,253
  United Assurance Group P.L.C.........................       331,000     3,045,893
  United Biscuits Holdings P.L.C.......................       452,411     1,799,667
  United Utilities P.L.C...............................       265,595     3,870,993
  Vickers P.L.C........................................       194,300       575,677
  Whitbread P.L.C......................................       478,879     6,481,589
  Wilson Bowden P.L.C..................................        96,900       878,088
  Wimpey (George) P.L.C................................       236,750       451,350
  Wolseley P.L.C.......................................       100,000       632,180

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Yorkshire Water P.L.C................................       161,510  $  1,456,906
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $242,283,166)..................................                 340,824,964
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $227,337)..............                     227,345
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $242,510,503)..................................                 341,052,309
                                                                       ------------
GERMANY -- (10.8%)
COMMON STOCKS -- (10.8%)
  AGIV AG fuer Industrie & Verkehrswesen...............        57,800     1,329,812
  *Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................         3,700     1,461,810
  BASF AG..............................................       640,050    24,700,589
  BHF Bank AG..........................................       116,900     4,632,359
  BHW Holding AG, Berlin...............................       167,300     2,770,556
  Bankgesellschaft Berlin AG...........................       233,550     4,005,814
  Bayer AG.............................................       146,900     6,290,328
  Bayerische Vereinsbank AG............................       311,250    28,073,212
  Berliner Kraft & Licht Bewag AG......................        88,800     4,884,373
  Bilfinger & Berger Bau AG, Mannheim..................        46,500     1,072,582
  Commerzbank AG.......................................       408,050    13,635,615
  DBV-Winterthur Holding AG, Wiesbaden.................         4,400     1,509,363
  Deutsche Bank AG.....................................       298,400    19,360,579
  Deutsche Hypoteken Bank AG, Frankfurt/Hamburg........         5,000       161,168
  Deutsche Lufthansa AG................................       305,250     6,788,228
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....        46,400     3,842,014
  Deutsche Telekom AG..................................       313,200     9,261,997
  Dresdner Bank AG, Frankfurt..........................       315,000    14,587,646
  Dyckerhoff AG........................................         2,275       719,187
  FPB Holding AG.......................................         5,789     1,078,517
  Fresenius Medical Care AG............................         4,000       242,492
  Heidelberger Zement AG, Heidelberg...................        23,800     1,844,001
  Hochtief AG..........................................        90,300     3,484,826
  *#Holzmann (Philipp) AG..............................         1,860       214,516
  IVG Holding AG.......................................         5,500       265,114
  Karstadt AG..........................................         8,350     4,000,225
  Lahmeyer AG, Frankfurt...............................        38,500     1,878,571
  Linde AG.............................................         5,600     3,232,591
  Man AG, Muechen......................................        14,000     4,131,821
  Merck KGAA...........................................        58,000     2,418,410
  PWA Papierwerke Waldhof-Aschaffenburg AG.............         3,550       678,178
  Siemens AG...........................................        87,800     6,236,636
  Thuega AG............................................           267       109,751
  #Thyssen AG..........................................         7,750     1,436,985
  Thyssen Industrie AG Essen...........................         2,500       561,871
  Vereins & Westbank AG................................        67,960     2,049,918
  Volkswagen AG........................................        20,000     1,684,430
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $130,895,316)..................................                 184,636,085
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *German Marks (Cost $129,339)........................                $    130,721
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Holzmann (Philipp) AG Rights 12/07/98 (Cost $0).....         1,860           440
                                                                       ------------
TOTAL -- GERMANY
  (Cost $131,024,655)..................................                 184,767,246
                                                                       ------------
FRANCE -- (8.8%)
COMMON STOCKS -- (8.8%)
  AGF (Assurances Generales de France SA)..............        48,014     2,853,133
  AXA-UAP..............................................         5,000       648,010
  Accor SA.............................................         1,500       330,617
  Banque Nationale de Paris............................       193,531    14,844,449
  *Banque Paribas......................................        90,572     8,097,038
  Bongrain SA..........................................         1,653       714,690
  Bouygues.............................................         4,000       747,636
  Christian Dior SA....................................        31,100     3,394,496
  *Club Mediterranee SA................................         7,000       580,493
  Colas SA.............................................         5,070     1,127,320
  Credit Commercial de France..........................        50,191     4,331,258
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................         3,000       426,893
  Elf Aquitaine........................................       140,000    17,502,438
  Eridania Beghin-Say SA...............................        18,900     3,512,584
  Esso SA..............................................         8,476       747,283
  *#Euro Disney SCA....................................       551,700       778,247
  Filipacchi Medias SA.................................           300        63,214
  Fonciere Lyonnaise SA................................           868       141,575
  Fromageries Bel la Vache qui Rit.....................           275       225,966
  #GTM Entrepose.......................................        21,077     2,385,987
  Generale des Establissements Michelin SA Series B....        17,600       761,883
  Groupe Danone........................................        42,500    12,440,026
  Imetal...............................................        11,000     1,027,999
  LaFarge SA...........................................        74,595     7,050,157
  Labinal SA...........................................         3,200       807,447
  Lyonnais des Eaux SA.................................        57,442    11,374,533
  Pechiney SA Series A.................................        55,475     1,852,685
  Pernod-Ricard........................................        38,900     2,538,592
  Peugeot SA...........................................        36,550     5,800,350
  #Rallye SA...........................................        17,220     1,138,342
  *#Remy Cointreau SA..................................        27,400       480,726
  Rhone-Poulenc SA Series A............................       176,126     8,804,421
  Saint-Gobain.........................................        64,336     9,529,226
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           200        38,793
  Societe Generale Paris...............................        70,432    11,127,620
  Sommer-Allibert SA...................................        14,800       420,157
  Sophia SA............................................         7,700       323,005
  *Thomson-CSF.........................................        87,203     3,290,557
  Total SA.............................................        40,000     4,972,484
  Union Assurances Federales SA........................         5,900       783,378
  Usinor...............................................       167,800     1,893,635
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $102,282,755)..................................                 149,909,343
                                                                       ------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................        41,214  $    340,833
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           868         1,102
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,304)......................................                     341,935
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *French Francs (Cost $17,509)........................                      17,230
                                                                       ------------
TOTAL -- FRANCE
  (Cost $102,480,568)..................................                 150,268,508
                                                                       ------------
SWITZERLAND -- (8.1%)
COMMON STOCKS -- (8.1%)
  Ascom Holding AG, Bern...............................         1,410     2,512,990
  Baloise-Holding, Basel...............................        26,676    24,922,062
  Banca del Gotthard...................................         5,470     4,548,211
  Banque Cantonale Vaudois.............................         5,795     2,082,300
  Bobst SA, Prilly.....................................         2,553     3,485,975
  Danzas Holding AG....................................         7,700     2,346,262
  Financiere Richemont AG Units -A-....................         8,813    13,135,676
  Fischer (Georg) AG, Schaffhausen (Namen).............        12,987     4,442,585
  *Forbo Holding AG, Eglisau...........................         6,381     2,820,225
  Helvetia Patria Holding, St. Gallen..................         4,830     4,512,429
  Holderbank Financiere Glarus AG, Glarus..............           900     1,045,211
  Intershop Holding AG, Zuerich........................         6,840     4,379,794
  Jelmoli Holding AG, Zuerich..........................           500       574,923
  Oerlikon-Buehrle Holding AG, Zuerich.................        44,781     5,728,405
  Pargesa Holding SA, Geneve...........................         1,935     3,267,900
  Roche Holding AG, Basel..............................           892    16,042,012
  *Sairgroup, Zuerich..................................        37,480     8,309,496
  Schindler Holding AG, Hergiswil......................         3,469     5,733,925
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         1,606     3,860,660
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................         8,066     5,216,998
  Sika Finanz AG, Baar.................................         1,280       362,432
  Sulzer AG, Winterthur................................         8,280     4,694,910
  *United Bank of Switzerland..........................        43,001    12,979,195
  Von Roll Holding AG, Gerlafingen.....................        15,045       419,511
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $105,839,774)..................................                 137,424,087
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swiss Francs (Cost $386,306)........................                     393,304
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $106,226,080)..................................                 137,817,391
                                                                       ------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
  ABN Amro Holding NV..................................     1,286,318    26,582,115
  Asr Verzekeringsgroep NV.............................        40,139     3,273,723
  Bijenkorf Beheer KBB NV, Amsterdam...................        10,648       921,503
  *Buhrmann NV.........................................        77,840     1,269,721
                                                               SHARES        VALUE+
                                                         ------------  ------------
  DSM NV...............................................        39,466  $  3,699,071
  Fortis Amev NV.......................................       273,660    20,166,597
  Ing Groep NV.........................................       730,272    41,941,478
  KLM (Koninklijke Luchtvaart Mij NV)..................        79,274     2,174,590
  Koninklijke Hoogovens NV.............................        33,566     1,052,800
  Nationale Investeringsbank NV........................        45,925     1,264,601
  Pakhoed NV...........................................        37,037       913,016
  Philips Electronics NV...............................       110,000     6,981,087
  Stork NV.............................................        27,615       705,373
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $59,345,479)...................................                 110,945,675
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Netherlands Guilder (Cost $4).......................                           4
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $59,345,483)...................................                 110,945,679
                                                                       ------------
ITALY -- (5.9%)
COMMON STOCKS -- (5.9%)
  Banca Commerciale Italiana SpA.......................     3,565,000    24,467,251
  *#Banca di Roma......................................     7,168,500    12,438,844
  Banca Toscana........................................       607,000     2,867,945
  *CIR SpA (Cie Industriale Riunite), Torino...........       885,000       973,730
  Cartiere Burgo SpA...................................       235,000     1,473,882
  Cia Assicuratrice Unipol SpA.........................       116,134       491,132
  #Fiat SpA............................................     3,967,399    12,204,464
  *Finmeccanica SpA....................................     4,331,475     4,010,265
  Ifil Finanziaria Partecipazioni SpA, Torino..........     1,020,375     4,181,090
  *Ing C.Olivetti & C SpA, Ivrea.......................     2,400,000     6,307,678
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................       364,000     3,676,636
  Italmobiliare SpA, Milano............................        14,330       453,657
  Magneti Marelli SpA..................................       700,000     1,223,009
  Montedison SpA.......................................     5,375,000     6,437,222
  San Paolo-Imi SpA....................................     1,003,500    16,513,708
  Sirti SpA............................................        25,000       144,252
  #Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       168,350     2,730,163
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,907,829)...................................                 100,594,928
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00 (Cost $0)........     2,406,375       188,296
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Italian Lira (Cost $962)............................                         963
                                                                       ------------
TOTAL -- ITALY
  (Cost $53,908,791)...................................                 100,784,187
                                                                       ------------
SPAIN -- (3.7%)
COMMON STOCKS -- (3.7%)
  Acerinox SA..........................................       154,740     3,688,894
  Autopistas Concesionaria Espanola SA.................       432,180     6,608,255
  Autopistas del Mare Nostrum SA.......................       176,800     4,300,805
  Azucarera Ebro Agricolas SA..........................       111,600     2,644,953
  Banco Pastor SA, La Coruna...........................        39,600     2,477,064

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Cementos Portland SA.................................        26,000  $  1,145,677
  Compania Espanola de Petroleos SA, Madrid............       149,794     5,413,738
  Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadah Onda........................        36,300     1,009,174
  Cristaleria Espanola SA, Madrid......................        40,544     2,817,911
  DRACONSA (Dragados y Construcciones SA)..............       152,189     4,934,400
  FESCA (Fuerzas Electricas de Cataluna SA) Series A...       180,000     2,082,985
  Hidroelectrica del Cantabrico SA, Oviedo.............        99,900     4,846,412
  Iberdrola SA.........................................       535,000     8,886,917
  Metrovacesa SA.......................................        89,964     2,482,325
  Portland Valderrivas SA..............................         2,784       113,001
  Sevillana de Electricidad SA.........................       210,000     2,955,587
  Union Electrica Fenosa SA............................       230,000     3,412,913
  Uralita SA...........................................        24,500       271,598
  Vallehermoso SA......................................       240,000     2,835,696
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $46,442,580)...................................                  62,928,305
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Spanish Peseta (Cost $9,200)........................                       9,150
                                                                       ------------
TOTAL -- SPAIN
  (Cost $46,451,780)...................................                  62,937,455
                                                                       ------------
AUSTRALIA -- (2.6%)
COMMON STOCKS -- (2.6%)
  Amcor, Ltd...........................................       505,844     2,207,439
  #Boral, Ltd..........................................       978,032     1,463,669
  CSR, Ltd.............................................       842,897     2,029,953
  Fosters Brewing Group, Ltd...........................     1,570,209     4,117,241
  GIO Australia Holdings, Ltd..........................       480,488     1,568,060
  George Weston Foods, Ltd.............................        65,489       280,021
  MIM Holdings.........................................     1,367,660       670,788
  News Corp., Ltd......................................     1,166,134     8,192,774
  North, Ltd...........................................       411,303       770,710
  Pacific Dunlop, Ltd..................................       756,467     1,346,137
  Pioneer International, Ltd...........................       658,231     1,398,968
  Publishing and Broadcasting, Ltd.....................       176,912       770,353
  Qantas Airways, Ltd..................................       889,612     1,578,594
  #Rio Tinto, Ltd......................................       481,023     6,200,582
  *Stockland Trust Group...............................         5,261        12,240
  Stockland Trust Group................................       151,831       379,021
  #Suncorp Metway Limited..............................        35,000       183,987
  WMC, Ltd.............................................       844,189     2,664,217
  Westpac Banking Corp.................................     1,327,595     8,865,493
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,621,954)...................................                  44,700,247
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Suncorp Metway, Limited Rights 12/23/98 (Cost $0)...        17,500        36,973
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Australian Dollar (Cost $14,375)....................                      14,143
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2.2% Class A
    (Cost $6,026)......................................         1,867  $      2,700
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $44,642,355)...................................                  44,754,063
                                                                       ------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
  Assidomaen AB........................................       164,500     2,879,384
  *Asticus AB..........................................        30,685       260,988
  Electrolux AB Series B...............................        44,500       680,185
  *Fastighets AB Balder................................         8,000        75,932
  Kinnevik Industrifoervaltnings AB Series A...........         3,200        88,752
  Kinnevik Industrifoervaltnings AB Series B...........        36,000     1,025,085
  Mo Och Domsjoe AB Series A...........................         6,300       145,997
  Mo Och Domsjoe AB Series B...........................       118,300     2,712,333
  NCC AB Series A......................................        45,400       391,741
  NCC AB Series B......................................        95,000       819,723
  SSAB Swedish Steel Series A..........................       129,900     1,168,900
  SSAB Swedish Steel Series B..........................        48,000       443,760
  Skandinaviska Enskilda Banken Series A...............       100,000     1,140,216
  Stora Kopparbergs Bergslags AB Series A..............       340,300     4,194,761
  Stora Kopparbergs Bergslags AB Series B..............        79,400       978,736
  Svedala Industri.....................................        28,700       428,068
  Svenska Cellulosa AB Series A........................        57,000     1,243,636
  #Svenska Cellulosa AB Series B.......................       217,600     4,787,870
  Svenska Handelsbanken Series A.......................        80,000     3,234,515
  Svenska Kullagerfabriken AB Series A.................        68,400       876,869
  #Svenska Kullagerfabriken AB Series B................        89,700     1,160,986
  Sydkraft AB Series C.................................         6,600       134,237
  Trelleborg AB Series B...............................       146,400     1,236,166
  Volvo AB Series A....................................       192,600     4,356,499
  Volvo AB Series B....................................       305,100     7,108,031
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,388,488)...................................                  41,573,370
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Swedish Krona (Cost $1,987).........................                       2,011
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $44,390,475)...................................                  41,575,381
                                                                       ------------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
  Amoy Properties, Ltd.................................     4,570,500     3,305,541
  HKR International, Ltd...............................     1,077,384       723,543
  Hang Lung Development Co., Ltd.......................     2,126,000     2,457,407
  Hysan Development Co., Ltd...........................     1,646,000     2,402,144
  Kerry Properties, Ltd................................     1,261,000     1,017,855
  New World Development Co. Ltd........................     1,502,105     3,647,110
  Shangri-la Asia, Ltd.................................     2,982,000     2,657,342
  Sino Hotels (Holdings), Ltd..........................       391,653        47,547
  Sino Land Co., Ltd...................................     4,915,200     2,523,301

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Swire Pacific, Ltd. Series A.........................     1,018,000  $  4,614,723
  Tsim Sha Tsui Properties, Ltd........................     1,174,000     1,743,639
  Wharf Holdings, Ltd..................................     3,672,000     5,809,376
  #Wheelock and Co., Ltd...............................     3,243,000     2,952,751
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,390,260)...................................                  33,902,279
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $3).........................                           3
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $52,390,263)...................................                  33,902,282
                                                                       ------------
BELGIUM -- (1.9%)
COMMON STOCKS -- (1.9%)
  *Banque Bruxelles Lambert VVPR.......................           128             4
  Bekaert SA...........................................         3,400     1,832,041
  #Credit Communal Holding Dexia Belgium...............         5,400       910,059
  Electrabel SA........................................         4,600     1,793,062
  Electrafina SA.......................................         8,000     1,098,308
  Fortis AG............................................        32,270    10,266,454
  Fortis AG VVPR.......................................        32,270           925
  *Fortis AG CVG.......................................        32,270       184,056
  Generale de Banque SA VVPR...........................           630            18
  #Glaverbel SA........................................        14,812     1,914,647
  Glaverbel SA VVPR....................................            22             1
  #Groupe Bruxelles Lambert SA, Bruxelles..............         6,300     1,186,327
  Nationale a Portefeuille.............................         4,700       422,313
  Sofina SA............................................        10,500       556,749
  Solvay SA............................................       101,490     7,155,779
  Suez Lyonnaise des Eaux..............................        19,080     3,828,027
  *Suez Lyonnaise des Eaux SA VVPR.....................        19,080           547
  *Suez Lyonnaise ds Eaux CVG..........................        19,080       136,715
  Union Miniere SA.....................................        40,200     1,843,506
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,211,779)...................................                  33,129,538
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Belgian Francs......................................                      11,575
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $23,314,256)...................................                  33,141,113
                                                                       ------------
DENMARK -- (1.3%)
COMMON STOCKS -- (1.3%)
  Den Danske Bank A.S..................................        44,140     5,699,445
  Forsikringsselskabet Codan A.S.......................         7,662       893,975
  Jyske Bank A.S.......................................         9,990       948,020
  #Kapital Holdings A.S................................        32,497     1,819,985
  Tele Danmark A.S. Series B...........................        70,184     7,861,270
  Tryg Baltica Forsikring A.S..........................        56,055     1,395,264
  Unidanmark A.S. Series A.............................        51,864     4,243,985
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,803,513)...................................                  22,861,944
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Danish Krone (Cost $8,726)..........................                $      9,017
                                                                       ------------
TOTAL -- DENMARK
  (Cost $16,812,239)...................................                  22,870,961
                                                                       ------------
FINLAND -- (0.7%)
COMMON STOCKS -- (0.7%)
  #Asko Oyj............................................        48,100       763,348
  #Enso Oy Series A....................................        74,500       659,257
  #Enso Oy Series R....................................       157,400     1,392,847
  Kemira Oyj...........................................       197,000     1,329,484
  #Kesko Oyj...........................................        88,600     1,188,968
  #Metsa-Serla Oyj Series B............................       214,600     1,673,638
  Outokumpu Oyj Series A...............................       190,500     1,815,426
  Rauma Oyj............................................        25,900       365,195
  #Rautaruukki Oy Series K.............................       203,800     1,307,993
  #Upm-Kymmene Oyj.....................................        48,900     1,283,896
  Valmet Corp..........................................        20,000       272,280
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,587,453)...................................                  12,052,332
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Finnish Markka (Cost $1,470)........................                       1,542
                                                                       ------------
TOTAL -- FINLAND
  (Cost $15,588,923)...................................                  12,053,874
                                                                       ------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
  Fraser & Neave, Ltd..................................       682,000     2,360,320
  Industrial & Commercial Bank, Ltd....................        13,000        21,312
  Keppel Corp., Ltd....................................     1,011,000     2,664,112
  *Sembcorp Industries, Ltd............................       272,112       323,829
  Singapore Airlines, Ltd. (Foreign)...................        40,000       279,299
  Singapore Land, Ltd..................................     1,048,000     2,507,086
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,184,739)...................................                   8,155,958
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $4,255).....................                       4,462
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $12,188,994)...................................                   8,160,420
                                                                       ------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
  Bergesen Dy ASA Series A.............................       105,892     1,305,119
  Den Norske Bank ASA Series A.........................       589,194     2,289,052
  Kvaerner ASA.........................................        59,851       906,044
  Norsk Hydro ASA......................................        31,700     1,193,342
  Norske Skogindustrier ASA Series A...................        52,781     1,449,542
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,772,769)...................................                   7,143,099
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Norwegian Krone (Cost $182).........................                         180
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,772,951)...................................                   7,143,279
                                                                       ------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
MALAYSIA -- (0.3%)(##)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................     1,302,500  $    155,916
  *Berjaya Industrial Berhad...........................       691,000        58,538
  Berjaya Leisure Berhad...............................       235,000        80,064
  Genting Berhad.......................................       750,000     1,111,878
  Golden Hope Plantations Berhad.......................     1,340,000       769,945
  Hap Seng Consolidated Berhad.........................        70,000        32,615
  Highlands and Lowlands Berhad........................       607,000       279,466
  Hong Leong Credit Berhad.............................       309,000       168,442
  IOI Corp. Berhad.....................................       436,000       167,816
  Kuala Lumpur Kepong Berhad...........................       677,000       660,792
  Malaysian Resources Corp. Berhad.....................       332,000        95,381
  *Renong Berhad.......................................       783,000       183,133
  Sime Darby Berhad (Malaysia).........................       621,000       404,851
  Southern Bank Berhad (Foreign).......................       292,500        95,345
  Tenaga Nasional Berhad...............................       193,000       179,494
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $15,724,172)...................................                   4,443,676
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Carter Holt Harvey, Ltd..............................     1,176,400     1,123,517
  Lion Nathan, Ltd.....................................       372,400       951,045
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,576,882)....................................                   2,074,562
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *New Zealand Dollar (Cost $102)......................                         107
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $2,576,984)....................................                   2,074,669
                                                                       ------------
IRELAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Greencore Group P.L.C................................        51,690       220,228
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Independent Newspapers P.L.C.........................        67,749  $    243,859
  Irish Life P.L.C.....................................        60,824       518,289
  Jefferson Smurfit Group P.L.C........................       292,012       583,457
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,461,157)....................................                   1,565,833
                                                                       ------------
INVESTMENT IN
  CURRENCY -- (0.0%)
  *Irish Punt (Cost $7,838)............................                       7,673
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,468,995)....................................                   1,573,506
                                                                       ------------

                                                             FACE
                                                            AMOUNT              VALUE+
                                                         ------------  ---------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.125%, 12/31/01, valued at $20,240,325) to be
    repurchased at $19,936,741.
    (Cost $19,934,000).................................  $     19,934       19,934,000
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,565,836,431)++..............................                $ 1,711,336,145
                                                                       ---------------
                                                                       ---------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,570,276,932.
  ##  Illiquid securities fair valued by the Board of Trustees.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                             THE U.S. LARGE CAP       THE DFA INTERNATIONAL
                                                                                VALUE SERIES              VALUE SERIES
                                                                           -----------------------  -------------------------
ASSETS:
Investments at Value.....................................................      $     1,748,696          $       1,711,336
Collateral for Securities Loaned.........................................                9,885                    135,315
Receivables
  Dividends, Interest and Tax Reclaims...................................                4,466                      5,610
  Investment Securities Sold.............................................               13,411                      5,025
  Fund Shares Sold.......................................................                  112                        136
Prepaid Expenses and Other Assets........................................                    1                          1
                                                                           -----------------------  -------------------------
    Total Assets.........................................................            1,776,571                  1,857,423
                                                                           -----------------------  -------------------------

LIABILITIES:
Payable for Securities Loaned............................................                9,885                    135,315
Payable for Investment Securities Purchased..............................                9,191                        503
Payable for Fund Shares Redeemed.........................................                1,281                        899
Accrued Expenses and Other Liabilities...................................                  307                        457
                                                                           -----------------------  -------------------------
    Total Liabilities....................................................               20,664                    137,174
                                                                           -----------------------  -------------------------

NET ASSETS...............................................................      $     1,755,905          $       1,720,249
                                                                           -----------------------  -------------------------
                                                                           -----------------------  -------------------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)...............................................           93,435,456                143,915,476
                                                                           -----------------------  -------------------------
                                                                           -----------------------  -------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................      $         18.79          $           11.95
                                                                           -----------------------  -------------------------
                                                                           -----------------------  -------------------------
Investments at Cost......................................................      $     1,417,070          $       1,565,836
                                                                           -----------------------  -------------------------
                                                                           -----------------------  -------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998
                             (AMOUNTS IN THOUSANDS)

                                                        THE U.S.             THE DFA
                                                       LARGE CAP          INTERNATIONAL
                                                      VALUE SERIES         VALUE SERIES
                                                      ------------       ----------------
INVESTMENT INCOME:
  Dividends (Net of Foreign Taxes Withheld of $0
    and $3,217, respectively).....................     $   29,635         $       35,489
  Interest........................................            775                  1,070
  Income from Securities Lending..................            210                  1,385
                                                      ------------       ----------------
      Total Investment Income.....................         30,620                 37,944
                                                      ------------       ----------------

EXPENSES
  Investment Advisory Services....................          1,667                  3,466
  Accounting & Transfer Agent Fees................            688                    837
  Custodian's Fee.................................            246                    547
  Legal Fees......................................             21                     39
  Audit Fees......................................             31                     34
  Shareholders' Reports...........................             30                     32
  Trustees' Fees and Expenses.....................              7                      7
  Other...........................................             26                    109
                                                      ------------       ----------------
      Total Expenses..............................          2,716                  5,071
                                                      ------------       ----------------
  NET INVESTMENT INCOME...........................         27,904                 32,873
                                                      ------------       ----------------
                                                      ------------       ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net Realized Gain on Investment Securities......        136,077                 11,162
  Net Realized Gain on Foreign Currency
    Transactions..................................             --                    895
  Change in Unrealized Appreciation of:
      Investment Securities.......................         12,481                151,571
      Translation of Foreign Currency Denominated
        Amounts...................................             --                    158
                                                      ------------       ----------------
  NET GAIN ON INVESTMENT SECURITIES...............        148,558                163,786
                                                      ------------       ----------------
NET INCREASE IN ASSETS RESULTING FROM
  OPERATIONS......................................     $  176,462         $      196,659
                                                      ------------       ----------------
                                                      ------------       ----------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL
                                                               SERIES                 VALUE SERIES
                                                      ------------------------  ------------------------
                                                         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED
                                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                         1998         1997         1998         1997
                                                      -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............................  $    27,904  $    24,622  $    32,873  $    31,305
  Net Realized Gain on Investment Securities........      136,077       82,623       11,162        6,023
  Net Realized Gain (Loss) on Foreign Currency
    Transactions....................................           --           --          895       (1,666)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency......       12,481      172,274      151,571     (107,773)
    Translation of Foreign Currency Denominated
      Amounts.......................................           --           --          158          (44)
                                                      -----------  -----------  -----------  -----------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations...................      176,462      279,519      196,659      (72,155)
                                                      -----------  -----------  -----------  -----------

Distributions From:
  Net Investment Income.............................      (28,682)     (23,401)     (39,352)     (29,074)
  Net Realized Gains................................      (82,634)     (52,566)      (4,181)     (27,255)
                                                      -----------  -----------  -----------  -----------
      Total Distributions...........................     (111,316)     (75,967)     (43,533)     (56,329)
                                                      -----------  -----------  -----------  -----------

Capital Share Transactions (1):
  Shares Issued.....................................      281,067      320,473      161,527      409,256
  Shares Issued in Lieu of Cash Distributions.......       91,193       64,945       43,533       56,329
  Shares Redeemed...................................     (171,495)     (86,916)    (220,023)    (111,867)
                                                      -----------  -----------  -----------  -----------

      Net Increase (Decrease) from Capital Share
        Transactions................................      200,765      298,502      (14,963)     353,718
                                                      -----------  -----------  -----------  -----------

      Total Increase................................      265,911      502,054      138,163      225,234

NET ASSETS
  Beginning of Period...............................    1,489,996      987,942    1,582,086    1,356,852
                                                      -----------  -----------  -----------  -----------
  End of Period.....................................  $ 1,755,907  $ 1,489,996  $ 1,720,249  $ 1,582,086
                                                      -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................................       15,137       19,550       13,637       34,790
   Shares Issued in Lieu of Cash Distributions......        5,270        4,236        3,743        4,875
   Shares Redeemed..................................       (9,356)      (5,069)     (18,668)      (9,587)
                                                      -----------  -----------  -----------  -----------
                                                           11,051       18,717       (1,288)      30,078
                                                      -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              YEAR          YEAR         YEAR        YEAR        YEAR
                                           ENDED NOV.    ENDED NOV.   ENDED NOV.  ENDED NOV.  ENDED NOV.
                                            30, 1998      30, 1997     30, 1996    30, 1995    30, 1994
                                          ------------  ------------  ----------  ----------  ----------
Net Asset Value, Beginning of Period....  $      18.09  $      15.52  $    13.29  $     9.92  $    10.59
                                          ------------  ------------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................          0.31          0.32        0.31        0.32        0.33
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          1.71          3.38        2.57        3.53       (0.65)
                                          ------------  ------------  ----------  ----------  ----------
    Total from Investment Operations....          2.02          3.70        2.88        3.85       (0.32)
                                          ------------  ------------  ----------  ----------  ----------
LESS DISTRIBUTIONS
  Net Investment Income.................         (0.32)        (0.31)      (0.31)      (0.31)      (0.35)
  Net Realized Gains....................         (1.00)        (0.82)      (0.34)      (0.17)         --
                                          ------------  ------------  ----------  ----------  ----------
    Total Distributions.................         (1.32)        (1.13)      (0.65)      (0.48)      (0.35)
                                          ------------  ------------  ----------  ----------  ----------
Net Asset Value, End of Period..........  $      18.79  $      18.09  $    15.52  $    13.29  $     9.92
                                          ------------  ------------  ----------  ----------  ----------
                                          ------------  ------------  ----------  ----------  ----------
Total Return............................         11.93%        25.31%      22.48%      39.26%      (3.13)%
Net Assets, End of Period (thousands)...  $  1,755,907  $  1,489,996  $  987,942  $  423,027  $  198,848
Ratio of Expenses to Average Net
  Assets................................          0.16%         0.18%       0.19%       0.21%       0.22%
Ratio of Net Investment Income to
  Average Net Assets....................          1.67%         1.96%       2.37%       2.84%       3.72%
Portfolio Turnover Rate.................         24.70%        17.71%      20.12%      29.41%      39.33%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        YEAR      FEB. 16
                                               YEAR          YEAR          YEAR        ENDED         TO
                                            ENDED NOV.    ENDED NOV.    ENDED NOV.    NOV. 30,    NOV. 30,
                                             30, 1998      30, 1997      30, 1996       1995        1994
                                            ----------    ----------    ----------    --------    --------
Net Asset Value, Beginning of Period....    $    10.90    $    11.79    $    10.55    $  10.06    $  10.00
                                            ----------    ----------    ----------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................          0.22          0.24          0.23        0.20        0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          1.13         (0.67)         1.32        0.52        0.07
                                            ----------    ----------    ----------    --------    --------
    Total from Investment Operations....          1.35         (0.43)         1.55        0.72        0.20
                                            ----------    ----------    ----------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income.................         (0.27)        (0.22)        (0.23)      (0.21)      (0.13)
  Net Realized Gains....................         (0.03)        (0.24)        (0.08)      (0.02)      (0.01)
                                            ----------    ----------    ----------    --------    --------
    Total Distributions.................         (0.30)        (0.46)        (0.31)      (0.23)      (0.14)
                                            ----------    ----------    ----------    --------    --------
Net Asset Value, End of Period..........    $    11.95    $    10.90    $    11.79    $  10.55    $  10.06
                                            ----------    ----------    ----------    --------    --------
                                            ----------    ----------    ----------    --------    --------
Total Return............................         12.50%        (3.84)%       14.85%       7.20%       1.99%#
Net Assets, End of Period (thousands)...    $1,720,249    $1,582,086    $1,356,852    $609,386    $348,381
Ratio of Expenses to Average Net
  Assets................................          0.29%         0.32%         0.36%       0.42%       0.45%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................          1.90%         2.09%         2.23%       2.14%       1.84%*(a)
Portfolio Turnover Rate.................         15.41%        22.55%        12.23%       9.75%       1.90%*

----------------
   *  Annualized
   #  Non-Annualized
 (a)  Had certain waivers not been in effect, the ratio of expenses to average net assets for the period ended November 30, 1994 would have been 0.48%, and the ratio of net investment income to average net assets for the period ended November 30, 1994 would have been 1.81%.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which two are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  PURCHASES    SALES
                                                                  ---------  ---------
                                                                    (000)      (000)
The U.S. Large Cap Value Series.................................  $ 503,556  $ 404,421
The DFA International Value Series..............................    261,205    283,971

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ---------
                                                                 (000)           (000)         (000)
The U.S. Large Cap Value Series............................    $  425,729      $  (94,103)   $ 331,626
The DFA International Value Series.........................       413,521        (272,462)     141,059

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. The DFA International Value Series had no borrowings under the line of credit during the year ended November 30, 1998. Borrowings under the line of credit for The U.S. Large Cap Value Series during the year ending November 30, 1998 were as follows:

   WEIGHTED         WEIGHTED          NUMBER OF        INTEREST     MAXIMUM AMOUNT
    AVERAGE         AVERAGE             DAYS            EXPENSE     BORROWED DURING
 INTEREST RATE    LOAN BALANCE       OUTSTANDING       INCURRED       THE PERIOD
---------------  --------------  -------------------  -----------  -----------------
        6.08%     $  3,038,667                3        $   1,539    $     3,596,000

    There were no outstanding borrowings under the line of credit at November 30, 1998.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1998, net assets consisted of (amounts in thousands):

                                                                                      THE U.S. LARGE    THE DFA INTERNATIONAL
                                                                                     CAP VALUE SERIES       VALUE SERIES
                                                                                     -----------------  ---------------------
Paid-In Capital....................................................................   $     1,287,321       $   1,566,373
Undistributed Net Investment Income................................................               971              (5,619)
Undistributed Net Realized Gain....................................................           135,989              12,960
Unrealized Appreciation of Investment Securities...................................           331,626             145,500
Undistributed Net Realized Foreign Exchange Gain...................................                --                 895
Unrealized Net Foreign Exchange Gain...............................................                --                 140
                                                                                     -----------------  ---------------------
Total Net Assets...................................................................   $     1,755,907       $   1,720,249
                                                                                     -----------------  ---------------------
                                                                                     -----------------  ---------------------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all time to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed and Lehman Brothers, which was in turn collateralized by U.S. Government Treasury Securities. As of November 30, 1998, the market value of securities on loan to brokers, the related collateral cash received and the value of collateral on overnight repurchase agreements was as follows:

                                                                                                        VALUE OF COLLATERAL
                                                                                VALUE OF COLLATERAL         ON OVERNIGHT
                                                           VALUE OF SECURITIES  AND INDEMNIFICATION    REPURCHASE AGREEMENTS
                                                           -------------------  --------------------  ------------------------
The U.S. Large Cap Value Series..........................   $       9,473,197    $        9,885,206       $      9,688,577
The DFA International Value Series.......................         124,139,275           135,315,041            155,080,092

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Investment Trust Company, The U.S. Large Cap Value Series and The DFA International Value Series, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. Large Cap Value Series and The DFA International Value Series at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999